UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Tax-Free Bond Fund

October 31, 2018

SFB-QTLY-1218
1.809079.115

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.6%
	Principal Amount	Value
Alabama - 0.1%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	1,800,000	1,996,452
Montgomery Med. Clinic Facilities 5% 3/1/36	2,450,000	2,553,586

TOTAL ALABAMA		4,550,038

Alaska - 0.3%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/31	4,340,000	4,857,979
Alaska Int'l. Arpts. Revs. Series 2016 B:
5% 10/1/31	$1,685,000	$1,887,267
5% 10/1/33	2,200,000	2,451,042
5% 10/1/35	1,600,000	1,777,328
North Slope Borough Gen. Oblig. Series 2017 A, 5% 6/30/21 (Pre-Refunded to 6/30/20 @ 100)	965,000	1,010,751

TOTAL ALASKA		11,984,367

Arizona - 2.4%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Univ. Revs.) Series 2018 B:
5% 6/1/26	1,100,000	1,269,103
5% 6/1/27	500,000	581,305
5% 6/1/29	1,725,000	1,984,026
(Univ. of Arizona Univ. Revs.). Series 2018 B, 5% 6/1/30	1,470,000	1,681,592
Arizona Ctfs. of Prtn. Series 2010 A:
5.25% 10/1/23 (FSA Insured)	5,000,000	5,142,200
5.25% 10/1/26 (FSA Insured)	1,000,000	1,028,440
5.25% 10/1/28 (FSA Insured)	500,000	513,665
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 2.42%, tender 1/1/37 (a)(b)	1,000,000	946,020
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/37	1,090,000	1,177,211
5% 5/1/43	1,000,000	1,063,170
Glendale Gen. Oblig.:
Series 2015, 4% 7/1/21 (FSA Insured)	1,205,000	1,257,924
Series 2017, 5% 7/1/24	3,475,000	3,903,676
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	155,000	158,822
5% 7/1/48	200,000	203,504
Maricopa County Indl. Dev. Auth. Rev. Series 2016 A, 5% 1/1/34	12,000,000	13,286,040
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (c)	455,000	447,656
6% 1/1/48 (c)	2,825,000	2,809,321
Maricopa County School District #28 Kyrene Elementary Series 2010 B, 4% 7/1/21	375,000	392,464
Maricopa County Unified School District #48 Scottsdale Series 2017 B:
5% 7/1/29	1,150,000	1,329,987
5% 7/1/30	1,500,000	1,726,095
5% 7/1/31	800,000	916,648
5% 7/1/32	3,250,000	3,710,590
Mesa Util. Sys. Rev. Series 2017, 4% 7/1/25	11,840,000	12,795,133
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	3,170,000	3,456,219
Series 2017 B:
5% 7/1/30	4,000,000	4,563,600
5% 7/1/34	2,000,000	2,249,500
5% 7/1/35	2,000,000	2,241,500
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	6,241,200
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/27	1,000,000	1,084,780
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,769,400
5.5% 12/1/29	2,100,000	2,463,972
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	285,000	297,192
Tempe Indl. Dev. Auth. Rev. (Mirabella At Asu, Inc. Proj.):
Series 2017 A:
6.125% 10/1/47 (c)	285,000	305,913
6.125% 10/1/52 (c)	285,000	304,859
Series 2017 B:
4% 10/1/23 (c)	4,300,000	4,301,462
6% 10/1/37 (c)	140,000	149,652

TOTAL ARIZONA		88,753,841

California - 3.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	4,695,000	4,759,603
Series B, 2.85%, tender 4/1/25 (a)	3,840,000	3,890,150
Series C, 2.1%, tender 4/1/22 (a)	3,585,000	3,558,077
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155,000	2,026,519
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	5,000	5,015
Series 2009, 6% 4/1/38	1,625,000	1,651,471
5.25% 12/1/33	35,000	35,094
5.25% 4/1/35	2,920,000	3,171,149
5.5% 4/1/30	5,000	5,015
5.5% 3/1/40	600,000	625,884
5.6% 3/1/36	300,000	313,860
California Health Facilities Fing. Auth. Rev. Series 2013 A, 5% 8/15/52	15,070,000	16,064,319
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	5,265,000	5,836,042
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/22	1,400,000	1,524,852
Series 2017 C, 5% 3/1/23	3,870,000	4,303,285
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/25	1,000,000	1,124,210
5% 5/15/26	1,000,000	1,133,270
5% 5/15/27	1,000,000	1,126,090
5% 5/15/28	1,000,000	1,119,680
5% 5/15/32	1,250,000	1,375,850
5% 5/15/33	1,500,000	1,645,815
Carlsbad Unified School District Series 2009 B, 0% 5/1/34 (Pre-Refunded to 5/1/24 @ 100) (d)	1,450,000	1,669,690
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	1,907,862
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	1,866,993
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29	2,500,000	2,728,100
Series 2017 A1:
5% 6/1/21	1,110,000	1,182,638
5% 6/1/22	1,555,000	1,688,435
5% 6/1/23	1,780,000	1,961,702
5% 6/1/24	1,000,000	1,092,900
Merced Union High School District Series A, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455,000	1,367,147
Northern California Transmission Agcy. Rev. Series 2009:
5% 5/1/23	1,000,000	1,014,470
5% 5/1/23 (Pre-Refunded to 5/1/19 @ 100)	1,235,000	1,255,093
5% 5/1/24	675,000	684,734
5% 5/1/24 (Pre-Refunded to 5/1/19 @ 100)	835,000	848,585
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/19	1,500,000	1,511,805
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	777,959
Series B:
0% 8/1/33	4,350,000	2,461,013
0% 8/1/37	8,000,000	3,683,600
0% 8/1/38	4,225,000	1,841,466
0% 8/1/39	7,220,000	2,986,697
0% 8/1/41	4,900,000	1,824,711
Poway Unified School District Pub. Fing.:
5% 9/1/27	1,050,000	1,156,964
5% 9/1/30	1,370,000	1,485,162
Riverside Swr. Rev. Series 2015 A:
5% 8/1/30	2,880,000	3,261,283
5% 8/1/31	1,630,000	1,838,330
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,226,208
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,023,270
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	1,581,420
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,300,000	704,457
0% 7/1/37	5,105,000	2,397,819
Series 2008 E, 0% 7/1/47 (d)	2,600,000	1,599,962
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/24	1,000,000	1,124,140
5% 6/1/27	1,000,000	1,111,210
San Marcos Unified School District Series 2010 B, 0% 8/1/47	3,700,000	1,057,201
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	964,820
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	1,400,256
Univ. of California Revs.:
Series 2016, 5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	550,000	560,522
Series 2017 AV, 5% 5/15/36	1,610,000	1,809,608
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	2,000,000	2,280,180
Washington Township Health Care District Rev.:
Series 2009 A:
5.5% 7/1/19	390,000	397,718
6% 7/1/29	1,000,000	1,018,930
Series 2010 A, 5.25% 7/1/30	1,900,000	1,972,884
Yuba City Unified School District Series A, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	905,790

TOTAL CALIFORNIA		120,528,984

Colorado - 1.0%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	1,450,000	1,543,221
5% 10/1/43	1,810,000	1,914,328
Colorado Health Facilities Auth.:
(Parkview Episcopal Med. Ctr., Co. Proj.) Series 2017:
5% 9/1/23	270,000	297,810
5% 9/1/24	225,000	251,192
5% 9/1/25	260,000	293,259
5% 9/1/28	2,200,000	2,478,982
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	3,700,000	3,925,996
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	2,000,000	1,921,680
0% 7/15/22 (Escrowed to Maturity)	4,500,000	4,095,495
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/20	1,450,000	1,513,626
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	3,825,000	4,085,712
Denver City & County Arpt. Rev. Series 2017 B, 5% 11/15/33	6,500,000	7,330,180
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090,000	2,002,492
Series 2010 C, 5.375% 9/1/26	1,000,000	1,054,780
Univ. of Colorado Enterprise Sys. Rev.:
Series 2009 A, 5.5% 6/1/26 (Pre-Refunded to 6/1/19 @ 100)	1,250,000	1,275,688
Series 2016 A, 5% 6/1/47	3,115,000	3,436,748

TOTAL COLORADO		37,421,189

Connecticut - 1.4%
Connecticut Gen. Oblig.:
Series 2016 B, 5% 5/15/27	10,000,000	11,041,700
Series 2016 E:
5% 10/15/26	2,030,000	2,262,110
5% 10/15/29	2,930,000	3,211,456
Series 2018 F:
5% 9/15/25	1,950,000	2,162,316
5% 9/15/27	1,000,000	1,115,100
5% 9/15/28	4,500,000	5,023,215
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/34	1,050,000	1,156,061
5% 7/1/35	1,200,000	1,314,672
5% 7/1/36	400,000	436,056
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/37	1,555,000	1,689,181
Series 2016 K, 4% 7/1/46	4,465,000	4,126,821
Series K1:
5% 7/1/31	1,400,000	1,524,110
5% 7/1/35	1,180,000	1,267,875
Connecticut State Revolving Fund Gen. Rev. Series 2017 A:
5% 5/1/33	3,125,000	3,555,563
5% 5/1/35	2,325,000	2,624,995
Hbr. Point Infra Impt. District Series 2017:
5% 4/1/30 (c)	2,430,000	2,570,041
5% 4/1/39 (c)	3,125,000	3,222,281
New Haven Gen. Oblig. Series 2016 A:
5% 8/15/19 (Escrowed to Maturity)	260,000	265,923
5% 8/15/19 (Escrowed to Maturity)	1,990,000	2,036,904
5% 8/15/25 (FSA Insured)	570,000	645,861

TOTAL CONNECTICUT		51,252,241

Delaware - 0.4%
Delaware Trans. Auth. (U.S. 301 Proj.) Series 2015, 5% 6/1/55	13,000,000	13,963,040
District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Series 2017 A, 5% 6/1/33	2,300,000	2,604,750
District of Columbia Hosp. Rev. Series 2015:
5% 7/15/29	4,000,000	4,446,120
5% 7/15/30	6,495,000	7,179,833
District of Columbia Income Tax Rev. Series 2011 A, 5% 12/1/36	2,340,000	2,497,295
District of Columbia Rev. Series B, 4.75% 6/1/32	800,000	824,816
Washington Convention & Sports Auth. Series 2018 A, 5% 10/1/22	5,250,000	5,744,550
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	4,545,000	5,148,531

TOTAL DISTRICT OF COLUMBIA		28,445,895

Florida - 10.5%
Brevard County School Board Ctfs. of Prtn.:
Series 2014, 5% 7/1/27	1,700,000	1,903,065
Series 2015 C:
5% 7/1/25	1,375,000	1,567,541
5% 7/1/27	1,455,000	1,636,075
Broward County Arpt. Sys. Rev. Series 2012 P-2, 5% 10/1/21	1,630,000	1,752,364
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	1,595,000	1,813,068
(Broward County School District) Series 2012 A, 5% 7/1/24	4,345,000	4,710,197
Series 2012 A, 5% 7/1/24 (Pre-Refunded to 7/1/22 @ 100)	4,485,000	4,903,092
Series 2015 A:
5% 7/1/24	940,000	1,057,547
5% 7/1/26	3,635,000	4,117,946
Series 2016, 5% 7/1/32	1,020,000	1,135,801
Central Expwy Auth. Sr Lien Orlando & Orange County Expressway Auth. Rev. Series 2017:
5% 7/1/37	5,500,000	6,081,405
5% 7/1/38	3,000,000	3,307,740
5% 7/1/39	1,250,000	1,375,288
Citizens Property Ins. Corp.:
Series 2011 A1, 5% 6/1/20	1,000,000	1,041,810
Series 2012 A1, 5% 6/1/21	4,525,000	4,826,953
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	3,505,000	3,800,647
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/29	6,380,000	7,137,115
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2011 E, 5% 6/1/24	2,385,000	2,544,771
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	2,600,000	2,796,248
Series 2015 C, 5% 10/1/35	2,000,000	2,134,640
Florida Muni. Pwr. Agcy. Rev.:
(Pwr. Supply Proj.) Series 2017 A:
5% 10/1/27	5,000,000	5,815,200
5% 10/1/28	400,000	468,904
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	985,000	1,113,208
5% 10/1/31	1,075,000	1,210,106
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	1,125,000	1,216,125
Series 2015 B, 5% 10/1/29	1,250,000	1,403,363
Gainesville Utils. Sys. Rev. Series 2017 A:
5% 10/1/30	2,810,000	3,230,039
5% 10/1/31	2,100,000	2,405,109
5% 10/1/35	5,000,000	5,643,400
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	585,000	598,935
5% 6/1/24	835,000	921,556
5% 6/1/28	655,000	713,492
Highlands County Health Facilities Auth. Rev. Series 2008:
6% 11/15/37	4,990,000	5,186,806
6% 11/15/37 (Pre-Refunded to 11/15/19 @ 100)	10,000	10,407
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,500,000	1,583,805
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	8,000,000	9,073,280
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/24	2,600,000	2,919,306
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2012 A:
4% 10/1/23	175,000	181,360
4% 10/1/23 (Pre-Refunded to 4/1/21 @ 100)	2,160,000	2,254,522
Series Three 2010 D, 5% 10/1/38 (Pre-Refunded to 4/1/20 @ 100)	2,800,000	2,913,288
Jacksonville Fla Health Care F (Baptist Med. Ctr. Proj.) Series 2017:
5% 8/15/26	2,000,000	2,281,780
5% 8/15/34	2,750,000	3,061,740
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	2,250,000	2,450,543
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/29 (FSA Insured)	1,500,000	1,640,955
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.5% 10/1/41 (Pre-Refunded to 10/1/20 @ 100)	1,500,000	1,593,405
Series 2010:
5.375% 10/1/35	900,000	947,007
5.375% 10/1/35 (Pre-Refunded to 10/1/20 @ 100)	3,340,000	3,540,200
5.5% 10/1/30 (Pre-Refunded to 10/1/20 @ 100)	755,000	802,014
Series 2014 A, 5% 10/1/37	8,500,000	9,237,035
Series 2014 B, 5% 10/1/34	2,225,000	2,429,144
Series 2016 A, 5% 10/1/41	8,500,000	9,257,945
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/24	1,000,000	1,093,030
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	3,300,000	3,426,390
Series 2014 A:
5% 7/1/25	1,430,000	1,602,415
5% 7/1/27	1,000,000	1,116,120
5% 7/1/28	2,225,000	2,473,488
5% 7/1/29	1,010,000	1,118,343
5% 7/1/44	18,800,000	20,206,616
Series 2014 B, 5% 7/1/30	2,500,000	2,753,100
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2011 B, 5.625% 5/1/31	2,195,000	2,352,338
Series 2014 D:
5% 11/1/22	2,085,000	2,279,614
5% 11/1/25	6,655,000	7,489,404
Series 2015 A, 5% 5/1/29	12,370,000	13,705,094
Series 2015 B:
5% 5/1/27	13,000,000	14,508,260
5% 5/1/28	7,305,000	8,129,735
Series 2016 A, 5% 5/1/32	10,000,000	11,009,300
Series 2016 B, 5% 8/1/26	4,505,000	5,160,387
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/22	765,000	836,030
5% 7/1/42	800,000	853,944
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	6,661,140
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.375% 10/1/23	2,500,000	2,575,975
Series 2012 A, 5% 10/1/42	6,315,000	6,658,725
Series 2012 B, 5% 10/1/42	2,500,000	2,636,075
Orange County School Board Ctfs. of Prtn.:
Series 2015 C, 5% 8/1/28	5,000,000	5,648,850
Series 2016 C, 5% 8/1/33	19,050,000	21,316,188
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	1,150,000	1,251,281
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B:
5% 10/1/33	3,540,000	3,582,126
5% 10/1/33 (Pre-Refunded to 4/1/19 @ 100)	2,660,000	2,693,888
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23	190,000	207,404
5% 12/1/24	380,000	419,060
5% 12/1/31	1,500,000	1,597,695
Palm Beach County School Board Ctfs. of Prtn.:
(Palm Beach County School District Proj.) Series 2018 A:
5% 8/1/24	760,000	855,464
5% 8/1/27	3,375,000	3,904,841
Series 2014 B:
5% 8/1/22	3,025,000	3,302,877
5% 8/1/23	3,550,000	3,948,168
Series 2015 B:
5% 8/1/23	1,500,000	1,668,240
5% 8/1/25	875,000	996,030
Series 2015 D:
5% 8/1/28	1,980,000	2,229,183
5% 8/1/29	6,765,000	7,589,992
5% 8/1/30	6,985,000	7,814,189
5% 8/1/31	7,015,000	7,825,092
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	2,515,000	2,748,342
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/27	500,000	567,795
5% 10/1/28	4,000,000	4,519,640
5% 10/1/30	2,000,000	2,238,680
5% 10/1/32	3,310,000	3,677,311
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	2,375,000	2,404,664
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/29	1,480,000	1,672,888
5% 8/15/32	3,920,000	4,376,954
5% 8/15/35	705,000	779,300
5% 8/15/37	5,000,000	5,495,300
5% 8/15/42	3,400,000	3,715,452
5% 8/15/47	5,200,000	5,662,124
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/29	1,425,000	1,552,395
5% 12/1/36	1,100,000	1,170,697
Series 2015 A, 5% 12/1/40	1,000,000	1,051,420
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19 (Escrowed to Maturity)	1,420,000	1,457,573
5% 10/1/19 (Escrowed to Maturity)	1,305,000	1,340,131
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	900,000	976,527
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/30 (Build America Mutual Assurance Insured)	1,160,000	1,283,772
5% 8/1/31 (Build America Mutual Assurance Insured)	2,215,000	2,443,832
(Master Lease Prog.) Series 2014 B, 5% 8/1/22	810,000	883,799

TOTAL FLORIDA		391,261,979

Georgia - 2.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.) Series 1995 5, 2.05%, tender 11/19/21 (a)	2,725,000	2,641,615
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (a)	2,400,000	2,374,608
2.2%, tender 4/2/19 (a)	5,900,000	5,892,566
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	4,120,000	3,818,746
Series C, 0% 12/1/21 (Escrowed to Maturity)	3,000,000	2,780,640
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30 (Pre-Refunded to 9/1/20 @ 100)	2,900,000	3,096,011
6.125% 9/1/40 (Pre-Refunded to 9/1/20 @ 100)	5,575,000	5,964,247
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	1,000,000	1,071,260
Fulton County Wtr. & Swr. Rev. Series 2013, 5% 1/1/32	10,000,000	10,903,800
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,020,120
Series C, 5% 1/1/22	2,900,000	3,100,854
Series GG, 5% 1/1/23	1,600,000	1,745,280
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series R, 5% 10/1/21	1,225,000	1,313,384
Series S, 5% 10/1/24	1,575,000	1,714,151
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	24,120,000	25,225,178
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009 1, 2.05%, tender 11/19/21 (a)	2,750,000	2,665,850
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/28	2,560,000	2,780,698
5% 4/1/44	9,105,000	9,589,295
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	1,008,660

TOTAL GEORGIA		91,706,963

Hawaii - 0.1%
Hawaii Gen. Oblig. Series 2017 FK, 5% 5/1/33	4,200,000	4,758,558
Idaho - 0.5%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,900,000	1,900,000
Series 2015 ID:
5% 12/1/24	500,000	565,575
5.5% 12/1/26	1,200,000	1,393,464
5.5% 12/1/27	3,250,000	3,757,033
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/20	1,115,000	1,165,521
5% 7/15/21	1,660,000	1,774,938
5% 7/15/22	1,850,000	2,018,017
5% 7/15/23	880,000	974,538
5% 7/15/24	705,000	790,538
(Idaho St Garvee proj.) Series 2017 A, 5% 7/15/25	705,000	800,542
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/26	500,000	571,255
5% 7/15/27	1,765,000	2,032,080

TOTAL IDAHO		17,743,501

Illinois - 18.3%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065,000	1,032,507
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,360,234
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,115,000	1,176,816
Series 2008 C:
5.25% 12/1/23	1,060,000	1,060,837
5.25% 12/1/24	715,000	715,486
Series 2010 F, 5% 12/1/20	570,000	585,840
Series 2011 A:
5% 12/1/41	1,865,000	1,847,283
5.25% 12/1/41	1,510,000	1,521,446
5.5% 12/1/39	2,700,000	2,741,823
Series 2012 A, 5% 12/1/42	2,815,000	2,768,440
Series 2015 C, 5.25% 12/1/39	800,000	809,088
Series 2016 B, 6.5% 12/1/46	400,000	447,072
Series 2017 A, 7% 12/1/46 (c)	1,400,000	1,631,210
Series 2017 C:
5% 12/1/22	1,370,000	1,421,060
5% 12/1/23	2,730,000	2,836,497
5% 12/1/24	1,840,000	1,910,196
5% 12/1/25	1,710,000	1,770,722
5% 12/1/26	500,000	516,420
Series 2017 D, 5% 12/1/24	1,805,000	1,873,861
Series 2018 A:
5% 12/1/24	1,280,000	1,328,832
5% 12/1/29	4,445,000	4,568,882
5% 12/1/31	850,000	868,887
Chicago Midway Arpt. Rev. Series 2016 B:
4% 1/1/35	815,000	806,353
5% 1/1/36	4,500,000	4,826,925
5% 1/1/37	5,300,000	5,664,481
5% 1/1/41	6,000,000	6,362,520
5% 1/1/46	8,470,000	8,954,738
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 D, 5% 1/1/27	5,175,000	5,606,647
Series 2016 B, 5% 1/1/34	2,835,000	3,081,673
Series 2016 C:
5% 1/1/32	4,750,000	5,194,648
5% 1/1/33	1,305,000	1,422,842
5% 1/1/34	1,510,000	1,641,385
Series 2017 B:
5% 1/1/34	1,515,000	1,661,561
5% 1/1/35	2,540,000	2,776,322
5% 1/1/36	1,650,000	1,797,444
5% 1/1/37	6,400,000	6,948,416
5% 1/1/38	2,250,000	2,437,875
5% 1/1/39	5,000,000	5,406,550
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	12,000,000	13,044,960
Series 2017, 5% 12/1/46	1,900,000	1,984,626
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	980,000	1,056,411
5% 6/1/23	880,000	963,063
5% 6/1/24	1,495,000	1,647,550
5% 6/1/25	745,000	823,523
5% 6/1/26	1,595,000	1,768,727
Chicago Wtr. Rev.:
Series 2008:
5.25% 11/1/33 (Pre-Refunded to 11/1/18 @ 100)	335,000	335,000
5.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	9,150,000	9,150,000
Series 2017:
5.25% 11/1/33 (FSA Insured)	445,000	445,997
5.25% 11/1/33 (FSA Insured) (Pre-Refunded to 11/1/18 @ 100)	1,520,000	1,520,000
Cook County Forest Preservation District Series 2012 C, 5% 12/15/22	1,230,000	1,314,181
Cook County Gen. Oblig.:
Series 2010 A:
5.25% 11/15/22	2,065,000	2,177,026
5.25% 11/15/33	13,180,000	13,711,022
Series 2011 A, 5.25% 11/15/28	1,625,000	1,724,986
Series 2012 C:
5% 11/15/23	4,375,000	4,774,788
5% 11/15/24	3,500,000	3,794,665
5% 11/15/25 (FSA Insured)	5,800,000	6,253,850
Series 2016 A, 5% 11/15/29	6,110,000	6,747,090
Des Plaines Pub. Library District 5.5% 1/1/30	4,210,000	4,353,856
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2018, 5% 2/1/29	675,000	749,507
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	5,600,000	4,938,696
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/31	1,175,000	1,287,271
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/31	1,480,000	1,509,156
5% 10/1/33	1,500,000	1,654,320
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	795,000	904,305
5% 7/15/27	1,300,000	1,501,019
5% 7/15/30	1,490,000	1,694,622
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	9,950,000	9,353,597
5% 5/15/43	10,000,000	10,725,700
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/30	7,630,000	7,906,969
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	1,425,000	1,629,260
5% 2/15/29	3,455,000	3,920,492
5% 2/15/36	2,390,000	2,618,795
(Provena Health Proj.) Series 2010 A, 6% 5/1/28 (Pre-Refunded to 5/1/20 @ 100)	5,300,000	5,596,641
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	490,000	512,207
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,200,000	1,299,228
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	2,300,000	2,353,406
Series 2009 D, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	1,125,000	1,151,123
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	1,045,000	1,025,782
Series 2017 B, 5%, tender 12/15/22 (a)	3,045,000	3,337,381
Series 2009 A, 7.75% 8/15/34 (Pre-Refunded to 8/15/19 @ 100)	6,000,000	6,264,600
Series 2010 A:
5.5% 8/15/24 (Pre-Refunded to 2/15/20 @ 100)	1,050,000	1,092,305
5.75% 8/15/29 (Pre-Refunded to 2/15/20 @ 100)	700,000	730,401
Series 2012 A:
5% 5/15/19	1,000,000	1,015,260
5% 5/15/23	700,000	753,697
Series 2012:
4% 9/1/32	3,020,000	3,041,231
5% 9/1/22	800,000	874,128
5% 9/1/32	4,000,000	4,264,880
5% 9/1/38	5,400,000	5,705,640
5% 11/15/43	1,640,000	1,698,679
Series 2013:
4% 5/15/33	1,055,000	1,041,243
5% 11/15/24	1,115,000	1,208,872
5% 11/15/27	400,000	428,936
5% 5/15/43	3,750,000	3,862,463
Series 2014, 5% 8/1/38	6,800,000	7,308,164
Series 2015 A:
5% 11/15/31	3,500,000	3,820,320
5% 11/15/45	9,750,000	10,354,988
Series 2015 B, 5% 11/15/23	1,845,000	2,048,135
Series 2015 C:
5% 8/15/35	3,340,000	3,546,779
5% 8/15/44	15,400,000	16,101,470
Series 2016 A:
5% 7/1/33	1,850,000	2,000,146
5% 7/1/34	1,000,000	1,078,400
5% 8/15/34	1,800,000	1,909,404
5% 7/1/36	1,530,000	1,639,441
5.25% 8/15/29	1,015,000	1,117,647
Series 2016 B:
5% 8/15/30	3,000,000	3,334,770
5% 8/15/33	4,585,000	5,030,800
5% 8/15/34	2,415,000	2,638,967
Series 2016 C:
3.75% 2/15/34	725,000	690,802
4% 2/15/36	3,085,000	3,024,411
4% 2/15/41	9,595,000	9,224,441
5% 2/15/21	4,080,000	4,325,698
5% 2/15/22	3,600,000	3,896,316
5% 2/15/24	325,000	363,451
5% 2/15/30	13,250,000	14,962,960
5% 2/15/31	1,000,000	1,123,090
5% 2/15/41	5,375,000	5,833,488
Series 2016:
5% 12/1/29	1,030,000	1,129,910
5% 12/1/46	2,660,000	2,809,226
Series 2017 A, 5% 8/1/47	430,000	450,447
Series 2017:
5% 1/1/22	2,795,000	3,023,044
5% 7/1/24	1,375,000	1,550,024
5% 1/1/28	3,075,000	3,529,270
5% 7/1/28	2,745,000	3,146,237
5% 7/1/32	5,145,000	5,789,771
5% 7/1/33	3,365,000	3,773,881
5% 7/1/34	2,765,000	3,092,570
5% 7/1/35	2,290,000	2,552,640
Series 2018 A:
4.25% 1/1/44 (e)	1,895,000	1,829,547
5% 1/1/44 (e)	11,470,000	12,027,213
7.75% 8/15/34 (Pre-Refunded to 8/15/19 @ 100)	60,000	62,646
Illinois Gen. Oblig.:
Serie 2014, 5% 4/1/24	3,945,000	4,102,090
Series 2006:
5% 1/1/19	1,500,000	1,505,670
5.5% 1/1/31	1,945,000	2,076,618
Series 2010:
5% 1/1/21 (FSA Insured)	900,000	923,949
5% 1/1/23 (FSA Insured)	2,100,000	2,152,227
Series 2012 A:
4% 1/1/23	1,220,000	1,219,488
5% 1/1/33	1,700,000	1,724,701
Series 2012:
5% 8/1/19	900,000	914,976
5% 8/1/21	1,695,000	1,752,867
5% 3/1/23	1,500,000	1,547,205
5% 8/1/23	1,675,000	1,745,199
5% 3/1/36	1,000,000	1,012,470
Series 2013 A, 5% 4/1/35	900,000	915,633
Series 2013, 5.5% 7/1/38	2,000,000	2,090,860
Series 2014:
5% 2/1/23	1,850,000	1,923,686
5% 2/1/25	2,245,000	2,326,516
5% 2/1/27	1,075,000	1,104,348
5% 4/1/28	580,000	593,775
5% 5/1/28	3,325,000	3,403,537
5% 5/1/32	1,400,000	1,424,206
5% 5/1/33	1,600,000	1,625,344
5.25% 2/1/29	3,000,000	3,125,250
5.25% 2/1/30	2,700,000	2,803,734
5.25% 2/1/31	1,305,000	1,351,432
Series 2016:
5% 2/1/23	880,000	915,050
5% 6/1/25	4,465,000	4,647,529
5% 6/1/26	610,000	633,753
5% 2/1/27	6,685,000	6,936,022
5% 2/1/28	3,495,000	3,601,912
5% 2/1/29	3,285,000	3,365,055
Series 2017 D:
5% 11/1/25	7,290,000	7,582,110
5% 11/1/26	6,970,000	7,239,878
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/23	1,075,000	1,177,157
5% 2/1/29	10,000,000	11,116,100
5% 2/1/31	1,890,000	2,087,656
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2013 A, 5% 1/1/38	20,000,000	21,368,000
Series 2015 A:
5% 1/1/37	1,700,000	1,852,422
5% 1/1/40	6,700,000	7,280,019
Series 2015 B, 5% 1/1/40	3,800,000	4,095,792
Series 2016 A:
5% 12/1/31	945,000	1,045,444
5% 12/1/32	6,700,000	7,389,631
Series 2016 B, 5% 1/1/41	13,000,000	14,028,170
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	1,098,031
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	2,260,000	2,206,641
0% 11/1/20 (FSA Insured)	3,850,000	3,654,228
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025,000	4,577,976
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2015:
5% 1/1/27	1,500,000	1,671,195
5% 1/1/28	2,780,000	3,087,357
Series 2017, 5% 1/1/29	1,030,000	1,156,021
6.5% 1/1/20 (AMBAC Insured)	310,000	324,452
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/33	10,875,000	11,830,804
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,995,020
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	1,600,000	1,353,248
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	4,260,000	3,626,240
0% 1/15/25	4,440,000	3,635,294
0% 1/15/26	3,335,000	2,615,974
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,500,000	4,650,620
0% 6/15/44 (FSA Insured)	19,125,000	5,450,816
0% 6/15/45 (FSA Insured)	12,145,000	3,287,409
0% 6/15/47 (FSA Insured)	5,760,000	1,405,440
Series 2012 B, 0% 12/15/51	5,900,000	993,501
Series 2017 B:
5% 12/15/28	2,000,000	2,167,380
5% 12/15/32	900,000	957,546
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/23	1,250,000	1,368,550
5% 6/1/24	1,635,000	1,811,580
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	1,940,284
Series 2010 A:
5% 4/1/25	1,700,000	1,756,729
5.25% 4/1/30	1,020,000	1,055,098
Series 2013:
6% 10/1/42	1,935,000	2,137,788
6.25% 10/1/38	1,900,000	2,125,758
Series 2018 A, 5% 4/1/29	3,940,000	4,454,288
Will County Cmnty. Unit School District #365-U:
Series 2007 B, 0% 11/1/26 (FSA Insured)	3,175,000	2,409,444
0% 11/1/18 (Escrowed to Maturity)	945,000	945,000
0% 11/1/18 (FSA Insured)	4,085,000	4,085,000
0% 11/1/19 (Escrowed to Maturity)	1,290,000	1,262,162
0% 11/1/19 (FSA Insured)	8,310,000	8,113,801
Will County Illinois Series 2016, 5% 11/15/41	13,255,000	14,364,974

TOTAL ILLINOIS		685,070,596

Indiana - 2.1%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Escrowed to Maturity)	2,240,000	2,431,318
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Pre-Refunded to 1/15/20 @ 100)	3,100,000	3,261,417
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Proj.) Series 2017 A:
5% 11/1/24	1,000,000	1,131,880
5% 11/1/25	1,000,000	1,143,700
5% 11/1/28	450,000	524,282
5% 11/1/29	1,400,000	1,634,906
5% 11/1/30	315,000	368,380
Indiana Fin. Auth. Rev.:
Series 2012:
5% 3/1/25	1,000,000	1,076,060
5% 3/1/30	500,000	533,415
5% 3/1/41	2,590,000	2,729,368
Series 2015 A, 5.25% 2/1/32	2,940,000	3,345,044
Series 2015, 5% 3/1/36	4,500,000	4,808,925
Series 2016:
5% 9/1/27	1,850,000	2,083,063
5% 9/1/31	1,835,000	2,018,060
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A:
5% 10/1/24	850,000	936,420
5% 10/1/37	1,700,000	1,829,846
Series 2014 A:
5% 10/1/25	1,200,000	1,354,800
5% 10/1/26	1,750,000	1,967,578
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/27	1,750,000	1,958,443
(CWA Auth. Proj.) Series 2015 A:
5% 10/1/29	2,295,000	2,561,748
5% 10/1/45	12,700,000	13,751,687
Series 2011 A, 5.25% 10/1/26	1,000,000	1,081,190
Series 2011 B, 5% 10/1/41	2,000,000	2,117,080
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2011 A, 5% 1/1/21	800,000	846,184
Series 2017 A:
5% 1/1/32	4,000,000	4,547,360
5% 1/1/34	2,000,000	2,248,380
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/19	8,390,000	8,601,260
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/32 (FSA Insured)	3,000,000	3,430,890
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30	4,300,000	4,670,660
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B, 5% 7/1/27 (Pre-Refunded to 7/1/19 @ 100)	1,220,000	1,244,888

TOTAL INDIANA		80,238,232

Iowa - 0.1%
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48 (e)	2,500,000	2,675,600
Series A:
5% 5/15/43	820,000	840,598
5% 5/15/48	1,440,000	1,471,075

TOTAL IOWA		4,987,273

Kansas - 0.5%
Desoto Usd # 232 Series 2015 A, 5% 9/1/22	1,390,000	1,523,607
Johnson County Unified School District # 233:
Series 2016 A:
5% 9/1/21	750,000	806,655
5% 9/1/23	1,000,000	1,117,890
Series 2016 B:
5% 9/1/22	1,600,000	1,756,864
5% 9/1/23	290,000	324,188
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A, 5% 9/1/26	4,020,000	4,363,348
Series 2016 A:
5% 9/1/40	4,200,000	4,595,640
5% 9/1/45	5,125,000	5,591,478

TOTAL KANSAS		20,079,670

Kentucky - 1.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/40	1,200,000	1,248,720
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/19	1,000,000	1,004,600
5% 1/1/20	485,000	499,885
5% 1/1/24	800,000	882,424
5% 1/1/27	1,500,000	1,669,545
5% 1/1/33	1,300,000	1,421,693
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 B:
5% 8/15/32	2,680,000	2,860,364
5% 8/15/33	1,325,000	1,409,138
5% 8/15/35	1,500,000	1,585,050
Kentucky Econ. Dev. Fin. Auth. Rev. Louisville Arena Auth., Inc. Series 2017A, 5% 12/1/47 (FSA Insured)	855,000	906,693
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 119) Series 2018:
5% 5/1/27	2,255,000	2,537,033
5% 5/1/29	1,865,000	2,084,585
5% 5/1/30	1,250,000	1,389,713
5% 5/1/31	535,000	595,252
5% 5/1/32	280,000	310,346
5% 5/1/33	630,000	695,615
5% 5/1/34	720,000	792,562
5% 5/1/35	425,000	463,216
5% 5/1/36	360,000	390,881
Series 2016 B, 5% 11/1/26	11,400,000	12,846,318
Louisville & Jefferson County:
Series 2013 A:
5.5% 10/1/33	1,275,000	1,400,639
5.75% 10/1/38	3,105,000	3,431,056
Series 2016 A:
5% 10/1/31	6,400,000	7,002,816
5% 10/1/32	7,745,000	8,446,697
5% 10/1/33	4,400,000	4,782,888
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28	405,000	427,081
5% 12/1/30	405,000	424,570
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	1,000,000	1,067,450

TOTAL KENTUCKY		62,576,830

Louisiana - 0.6%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/20	3,750,000	3,906,788
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	800,000	824,904
Louisiana Pub. Facilities Auth. Rev. (Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/25	445,000	505,627
5% 12/15/27	2,000,000	2,260,140
5% 12/15/29	1,200,000	1,339,692
New Orleans Gen. Oblig. Series 2012:
5% 12/1/24	2,455,000	2,662,840
5% 12/1/25	2,400,000	2,598,360
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/21	610,000	646,783
5% 5/15/23	2,500,000	2,727,175
5.5% 5/15/29	5,000,000	5,078,250

TOTAL LOUISIANA		22,550,559

Maine - 1.0%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	1,730,000	1,776,900
Series 2013, 5% 7/1/33	1,000,000	1,038,230
Series 2016 A:
4% 7/1/41	1,165,000	1,064,123
4% 7/1/46	1,515,000	1,349,547
5% 7/1/41	480,000	496,013
5% 7/1/46	330,000	339,930
Series 2017 D, 5.75% 7/1/38	275,000	275,820
Series 2018 A:
5% 7/1/30	1,185,000	1,330,660
5% 7/1/31	1,100,000	1,227,556
5% 7/1/34	2,000,000	2,206,120
5% 7/1/35	2,745,000	3,016,206
5% 7/1/36	3,250,000	3,557,320
5% 7/1/37	3,000,000	3,276,060
5% 7/1/38	2,275,000	2,476,679
5% 7/1/43	4,500,000	4,883,805
Maine Tpk. Auth. Tpk. Rev.:
Series 2015, 5% 7/1/37	1,700,000	1,863,013
Series 2018:
5% 7/1/33	700,000	797,132
5% 7/1/34	1,000,000	1,135,210
5% 7/1/35	1,100,000	1,243,880
5% 7/1/36	2,000,000	2,252,820

TOTAL MAINE		35,607,024

Maryland - 0.3%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	1,655,000	1,767,490
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,100,000	1,162,304
Series 2015, 5% 7/1/40	2,000,000	2,102,740
Series 2016 A:
4% 7/1/42	780,000	725,681
5% 7/1/35	2,055,000	2,194,987
5% 7/1/38	1,125,000	1,189,440
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017:
2.5% 11/1/24	875,000	840,893
3% 11/1/25	640,000	621,843
5% 11/1/30	230,000	244,732

TOTAL MARYLAND		10,850,110

Massachusetts - 1.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2007 A1, 5.25% 7/1/30	10,045,000	12,155,957
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,015,000	1,100,889
(Tufts Med. Ctr. Proj.) Series 2011, 6.75% 1/1/36	400,000	435,220
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	10,000,000	9,373,300
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/30	1,165,000	1,278,937
5% 10/1/33	1,355,000	1,470,974
Series 2015 D, 5% 7/1/44	2,575,000	2,688,944
Series BB1, 5% 10/1/46	4,230,000	4,631,512
Massachusetts Gen. Oblig.:
Series 2017 A:
5% 4/1/33	3,280,000	3,707,220
5% 4/1/36	1,280,000	1,430,720
5% 4/1/47	10,940,000	12,001,399
Series 2017 D:
5% 2/1/33	3,265,000	3,682,855
5% 2/1/35	2,850,000	3,190,632
Series 2018 A, 5% 1/1/36	3,090,000	3,473,747

TOTAL MASSACHUSETTS		60,622,306

Michigan - 3.6%
Detroit Wtr. Supply Sys. Rev.:
Series 2006 B, 7% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	1,400,000	1,445,976
Series 2009, 6.25% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	1,500,000	1,542,390
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	1,500,000	1,652,025
5% 7/1/48	6,500,000	7,131,150
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	1,455,000	1,616,781
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	1,000,000	1,076,010
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series 2015 I:
5% 4/15/27	14,000,000	15,961,960
5% 4/15/28	2,000,000	2,269,440
Series 2016 I, 5% 4/15/24	705,000	794,316
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	1,845,000	2,024,500
(Trinity Health Proj.) Series 2017:
5% 12/1/35	9,085,000	10,025,479
5% 12/1/42	1,035,000	1,125,449
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	2,350,000	2,494,901
5% 6/1/20 (Escrowed to Maturity)	750,000	781,478
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	1,100,000	1,200,705
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	2,400,000	2,619,720
Series 2012:
5% 11/15/36	1,300,000	1,389,960
5% 11/15/42	2,950,000	3,133,431
Series 2013, 5% 8/15/29	3,865,000	4,212,464
Series 2015 MI, 5% 12/1/25	3,000,000	3,405,660
Series 2016:
5% 11/15/32	4,815,000	5,295,826
5% 11/15/41	1,085,000	1,164,324
Michigan Gen. Oblig. Series 2016, 5% 3/15/26	7,500,000	8,613,150
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/32	345,000	387,231
Bonds (Ascension Health Cr. Group Proj.) Series F5:
1.9%, tender 4/1/21 (a)	4,395,000	4,329,515
2.4%, tender 3/15/23 (a)	1,720,000	1,696,040
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	125,000	125,469
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds Series CC, 1.45%, tender 9/1/21 (a)	6,380,000	6,106,745
Portage Pub. Schools Series 2016:
5% 11/1/33	1,000,000	1,114,910
5% 11/1/36	1,250,000	1,379,638
5% 11/1/37	1,000,000	1,100,930
Warren Consolidated School District Series 2016:
5% 5/1/28	4,100,000	4,600,077
5% 5/1/29	4,230,000	4,736,966
Wayne County Arpt. Auth. Rev.:
Series 2015 D:
5% 12/1/30	1,300,000	1,446,302
5% 12/1/31	2,300,000	2,551,160
5% 12/1/40 (FSA Insured)	3,000,000	3,264,270
Series 2015 G:
5% 12/1/31	1,500,000	1,663,800
5% 12/1/32	1,500,000	1,659,795
5% 12/1/33	2,000,000	2,207,760
Series 2015, 5% 12/1/29	1,600,000	1,787,584
Series 2017 A:
5% 12/1/28	600,000	681,474
5% 12/1/29	550,000	623,293
5% 12/1/30	700,000	787,437
5% 12/1/33	350,000	389,379
5% 12/1/37	500,000	548,115
5% 12/1/37	270,000	294,894
Series 2017 C, 5% 12/1/28	1,100,000	1,254,000
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,023,020
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	4,652,296

TOTAL MICHIGAN		133,389,195

Minnesota - 0.5%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/21	1,500,000	1,490,385
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/27	1,285,000	1,411,791
Series 2017:
3% 5/1/19	1,000,000	1,003,140
4% 5/1/22	500,000	522,235
5% 5/1/23	500,000	546,840
5% 5/1/24	1,200,000	1,331,712
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2017 A:
5% 11/15/20	675,000	712,982
5% 11/15/24	1,780,000	2,010,830
5% 11/15/25	1,365,000	1,556,496
Minneapolis Health Care Sys. Rev.:
6.5% 11/15/38	845,000	846,420
6.5% 11/15/38 (Pre-Refunded to 11/15/18 @ 100)	155,000	155,260
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/29	1,000,000	1,113,180
5% 10/1/32	715,000	784,684
5% 10/1/33	875,000	956,498
5% 10/1/45	1,035,000	1,104,138
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40 (Pre-Refunded to 11/15/25 @ 100)	700,000	803,502
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/21 (Pre-Refunded to 1/1/19 @ 100)	1,915,000	1,924,920

TOTAL MINNESOTA		18,275,013

Missouri - 0.5%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/29	1,470,000	1,588,335
Hannibal Indl. Dev. Auth. Health Facilities Rev. (Hannibal Reg'l. Healthcare Sys. Proj.) Series 2017:
5% 10/1/42	3,425,000	3,639,953
5% 10/1/47	2,125,000	2,248,611
Kansas City Santn Swr. Sys. R Series 2018 B:
5% 1/1/21	575,000	608,822
5% 1/1/26	240,000	277,080
5% 1/1/28	500,000	584,825
5% 1/1/33	475,000	541,210
Kansas City Spl. Oblig.:
5% 9/1/21	295,000	301,679
5% 9/1/22	500,000	511,320
5% 9/1/23	400,000	409,056
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/21	125,000	125,313
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	400,000	396,968
3.25% 2/1/28	400,000	399,036
4% 2/1/40	400,000	392,672
5% 2/1/34	3,115,000	3,397,375
5% 2/1/36	1,200,000	1,301,280
5% 2/1/45	1,900,000	2,026,312

TOTAL MISSOURI		18,749,847

Nebraska - 0.6%
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017, 4% 7/1/33	775,000	813,177
Lincoln Elec. Sys. Rev. Series 2018:
5% 9/1/30	4,585,000	5,274,538
5% 9/1/31	2,000,000	2,292,840
5% 9/1/32	3,735,000	4,261,187
5% 9/1/33	2,240,000	2,537,965
Nebraska Pub. Pwr. District Rev.:
Series 2016 A:
5% 1/1/32	1,670,000	1,858,760
5% 1/1/34	1,000,000	1,106,960
Series 2016 B, 5% 1/1/32	5,000,000	5,565,150

TOTAL NEBRASKA		23,710,577

Nevada - 1.0%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.) Series 2017:
5% 9/1/37	2,705,000	2,881,637
5% 9/1/42	6,665,000	7,054,636
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2011 C, 5% 6/1/24	1,900,000	2,026,787
Series 2012 B, 5% 6/1/42	3,260,000	3,493,449
Series 2016 A:
5% 6/1/35	4,150,000	4,613,763
5% 6/1/36	6,000,000	6,649,320
Series 2016 B:
5% 6/1/34	7,495,000	8,359,174
5% 6/1/36	2,700,000	2,992,194

TOTAL NEVADA		38,070,960

New Hampshire - 1.1%
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	2,000,000	2,145,560
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/32	250,000	277,518
5% 8/1/34	3,000,000	3,297,960
(Dartmouth-Hitchcock Oblgtd Grp Proj.):
Series 2018 A:
5% 8/1/31	1,300,000	1,450,670
5% 8/1/36	2,000,000	2,175,780
5% 8/1/37	2,400,000	2,601,216
Series 2018, 5% 8/1/35	2,750,000	3,007,373
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/41	2,100,000	2,296,770
Series 2017 B, 4.125% 7/1/24 (c)	965,000	967,123
Series 2017 C, 3.5% 7/1/22 (c)	320,000	319,990
Series 2017, 5% 7/1/44	1,000,000	1,059,780
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/23	1,000,000	1,038,300
4% 7/1/32	900,000	908,523
Series 2016:
4% 10/1/38	1,165,000	1,097,663
5% 10/1/28	3,000,000	3,289,080
5% 10/1/32	5,160,000	5,550,406
5% 10/1/38	3,765,000	3,965,900
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 10/1/19	2,890,000	2,968,608
5% 2/1/20	1,300,000	1,346,787

TOTAL NEW HAMPSHIRE		39,765,007

New Jersey - 3.1%
New Jersey Ctfs. of Prtn. Series 2009 A:
5.125% 6/15/24 (Pre-Refunded to 6/15/19 @ 100)	1,500,000	1,529,430
5.25% 6/15/28 (Pre-Refunded to 6/15/19 @ 100)	1,000,000	1,020,390
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	6,215,000	6,772,858
Series 2017 B, 5% 11/1/24	10,000,000	10,884,100
Series 2011 EE:
5% 9/1/20	1,255,000	1,307,773
5% 9/1/20 (Escrowed to Maturity)	3,395,000	3,557,654
Series 2013:
5% 3/1/23	7,040,000	7,574,899
5% 3/1/24	6,200,000	6,637,348
5% 3/1/25	700,000	747,040
Series 2015 XX:
5% 6/15/22	1,525,000	1,623,973
5% 6/15/26	15,000,000	16,263,300
Series 2016 AAA:
5% 6/15/41	2,510,000	2,592,730
5.5% 6/15/30	4,995,000	5,506,188
Series 2016 BBB, 5% 6/15/22	3,120,000	3,322,488
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	30,000	30,150
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	2,625,000	2,865,424
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/20	500,000	518,985
5% 7/1/21	1,155,000	1,223,099
5% 7/1/22	155,000	167,070
5% 7/1/23	550,000	600,023
5% 7/1/24	435,000	478,800
5% 7/1/25	1,055,000	1,169,446
5% 7/1/25	470,000	520,986
5% 7/1/26	155,000	172,376
5% 7/1/27	235,000	260,004
5% 7/1/28	685,000	753,034
5% 7/1/30	1,000,000	1,129,410
Series 2016, 5% 7/1/41	1,725,000	1,792,758
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	1,300,000	1,394,094
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	435,428
Series 2014 AA, 5% 6/15/24	15,000,000	16,329,750
Series 2016 A:
5% 6/15/27	945,000	1,043,705
5% 6/15/28	3,225,000	3,541,437
5% 6/15/29	3,550,000	3,875,997
Series 2016 A-2, 5% 6/15/23	2,495,000	2,706,426
Series 2018 A, 5% 12/15/34	1,000,000	1,058,590
Series AA, 5% 6/15/25	2,380,000	2,602,459

TOTAL NEW JERSEY		114,009,622

New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/18	3,000,000	3,007,500
New York - 7.2%
Dorm. Auth. New York Univ. Rev.:
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017 1, 5% 7/1/42	1,555,000	1,724,277
Series 2016 A, 5% 7/1/32	2,500,000	2,777,300
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A:
5.75% 2/15/47	1,975,000	2,113,487
5.75% 2/15/47 (Pre-Refunded to 2/15/21 @ 100)	95,000	102,742
Series 2017 A:
5% 2/15/33	3,595,000	4,020,936
5% 2/15/35	7,300,000	8,114,607
5% 2/15/39	10,000,000	10,987,300
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2017:
5% 9/1/33	500,000	558,945
5% 9/1/35	2,000,000	2,219,700
5% 9/1/36	1,135,000	1,255,140
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	17,050,000	17,931,656
New York City Gen. Oblig.:
Series 2009, 5.625% 4/1/29	85,000	86,272
Series 2012 A1, 5% 8/1/24	2,720,000	2,906,075
Series 2014 J, 5% 8/1/23	3,400,000	3,792,666
Series 2015 C, 5% 8/1/27	1,600,000	1,803,328
Series 2016 C and D, 5% 8/1/28	1,500,000	1,705,545
Series 2016 E, 5% 8/1/28	2,550,000	2,920,974
Series F, 5% 4/1/34	6,000,000	6,778,020
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,002,600
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	1,007,140
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2011 EE, 5.375% 6/15/43	10,205,000	10,830,567
Series 2012 EE, 5.25% 6/15/30	6,300,000	6,923,322
Series 2013 EE, 5% 6/15/47	11,710,000	12,550,895
Series 2018 DD, 5% 6/15/40	19,000,000	21,082,590
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2018 S-1, 5% 7/15/32	7,500,000	8,457,300
Series S1, 5% 7/15/27	2,000,000	2,173,480
New York City Transitional Fin. Auth. Rev.:
Series 2015 E1, 5% 2/1/41	1,615,000	1,753,567
Series 2016 A, 5% 5/1/40	1,950,000	2,132,013
Series 2017 B, 5% 8/1/40	2,000,000	2,191,980
Series 2017 E, 5% 2/1/39	6,440,000	7,092,565
Series 2018 C2:
5% 5/1/32	5,300,000	6,034,103
5% 5/1/37	10,000,000	11,186,000
Series 2019 A, 5% 8/1/40	14,540,000	16,187,527
Series 2019 B1:
5% 8/1/34	2,000,000	2,267,060
5% 8/1/35	5,000,000	5,641,050
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/28	7,205,000	8,166,579
5% 11/15/29	5,000,000	5,646,950
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	2,000,000	2,180,240
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A:
5% 3/15/31	4,400,000	4,986,256
5% 3/15/32	1,945,000	2,196,897
5% 3/15/34	3,200,000	3,583,616
Series 2018 C, 5% 3/15/38	8,285,000	9,270,087
New York Metropolitan Trans. Auth. Rev.:
Series 2012 D, 5% 11/15/25	9,500,000	10,318,805
Series 2012 F, 5% 11/15/24	4,600,000	5,005,628
Series 2014 B, 5.25% 11/15/44	2,215,000	2,429,545
Series 2014 C, 5% 11/15/21	2,500,000	2,693,025
Series 2016 B, 5% 11/15/21	1,950,000	2,100,560
Series 2017 C-2:
0% 11/15/29	2,275,000	1,500,067
0% 11/15/33	5,600,000	3,025,176
New York State Dorm. Auth. Series A:
5% 2/15/34	80,000	80,634
5% 2/15/34 (Pre-Refunded to 2/15/19 @ 100)	1,670,000	1,685,214
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	3,700,000	4,133,640
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	3,130,000	3,535,773
Series 2017 C, 5% 3/15/31	2,375,000	2,706,693
Triborough Bridge & Tunnel Auth. Revs. 5% 11/15/22	1,970,000	2,178,682

TOTAL NEW YORK		267,736,796

North Carolina - 1.0%
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/35	2,000,000	2,263,960
5% 7/1/42	2,875,000	3,208,443
Series 2017 C:
4% 7/1/36	1,500,000	1,545,390
4% 7/1/37	1,500,000	1,542,000
5% 7/1/29	2,575,000	2,978,013
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,203,204
Series 2012, 5% 11/1/41	1,630,000	1,697,824
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/29	3,500,000	3,947,510
North Carolina Med. Care Cmnty. Health Series 2017:
5% 10/1/30	630,000	629,414
5% 10/1/34	1,000,000	997,780
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	2,780,000	2,881,859
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	285,000	286,297
Series 2015 A, 5% 1/1/28	3,500,000	3,945,690
Series 2015 C, 5% 1/1/29	8,000,000	8,974,880
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	2,900,000	3,008,054

TOTAL NORTH CAROLINA		39,110,318

North Dakota - 0.1%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,500,000	1,546,965
McLean County Solid Waste Facilities Rev. (Great River Energy Projs.) Series 2010 B, 5.15% 7/1/40	3,700,000	3,821,915

TOTAL NORTH DAKOTA		5,368,880

Ohio - 2.2%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	4,200,000	4,468,632
Allen County Hosp. Facilities Rev. Bonds Series 2017 B, 5%, tender 5/5/22 (a)	1,600,000	1,738,048
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	4,000,000	4,297,520
Series 2016, 5% 2/15/46	1,280,000	1,369,318
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	5,900,000	6,472,595
Series 2012 B:
5% 2/15/42	705,000	746,962
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	195,000	211,630
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (FSA Insured)	500,000	555,575
5% 1/1/27 (FSA Insured)	2,175,000	2,403,875
5% 1/1/31 (FSA Insured)	1,000,000	1,091,160
Cleveland Gen. Oblig. Series C, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,083,936
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/35	2,000,000	2,233,680
5% 10/1/37	1,250,000	1,386,538
5% 10/1/38	1,500,000	1,658,805
Columbus City School District 5% 12/1/32	1,000,000	1,126,020
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,194,700
Franklin County Rev. (Trinity Health Proj.) Series 2017, 5% 12/1/47	8,235,000	8,856,578
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	1,900,000	2,072,178
Lake County Hosp. Facilities Rev.:
Series 2015, 5% 8/15/26	1,170,000	1,301,262
6% 8/15/43	400,000	401,220
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37 (Pre-Refunded to 11/15/21 @ 100)	1,900,000	2,133,301
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/44	1,900,000	1,912,236
5% 2/15/48	4,400,000	4,423,276
Ohio Gen. Oblig. Series 2018 A, 5% 6/15/37	3,470,000	3,850,590
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/31	2,500,000	2,874,150
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/42	5,800,000	2,105,110
(Infrastructure Projs.) Series 2018 A, 5% 2/15/32	10,000,000	11,332,600
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,300,000	2,306,969
Scioto County Hosp. Facilities Rev. Series 2016, 5% 2/15/29	1,265,000	1,396,307
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	400,000	411,116
5% 12/1/42	505,000	512,232

TOTAL OHIO		81,928,119

Oklahoma - 0.7%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017:
5% 9/1/26	1,155,000	1,325,513
5% 9/1/28	1,180,000	1,339,158
Grand River Dam Auth. Rev. Series 2014 A, 5% 6/1/39	7,000,000	7,699,160
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/24	1,105,000	1,242,385
5% 10/1/32	1,100,000	1,224,795
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/33	600,000	647,652
5% 8/15/38	1,800,000	1,887,930
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	3,625,000	3,934,140
Series 2012:
5% 2/15/21 (Escrowed to Maturity)	955,000	1,013,828
5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	1,800,000	1,953,504
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	3,705,000	4,094,877

TOTAL OKLAHOMA		26,362,942

Oregon - 1.1%
Clackamas County Hosp. Facility Auth. (Willamette View Proj.) Series 2017 B, 3% 11/15/22	425,000	425,298
Oregon Bus. Dev. Commn Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	18,000,000	17,846,640
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A:
5.25% 4/1/31	260,000	277,337
5.25% 4/1/31 (Pre-Refunded to 4/1/21 @ 100)	1,640,000	1,757,736
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	905,706
Washington, Multnomah & Yamhill County School District #1J Series 2017:
5% 6/15/31	2,500,000	2,852,725
5% 6/15/33	1,080,000	1,223,651
5% 6/15/35	3,135,000	3,524,367
5% 6/15/36	3,000,000	3,360,660
5% 6/15/37	4,000,000	4,471,360
5% 6/15/38	3,000,000	3,344,040

TOTAL OREGON		39,989,520

Pennsylvania - 3.3%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 4.7% 8/15/19	1,000,000	1,020,220
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/26	1,000,000	1,137,330
5% 7/15/38	1,000,000	1,095,720
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	1,000,000	1,136,110
Series 2018 A, 5% 11/15/24	1,000,000	1,110,830
Coatesville Area School District Series 2017:
5% 8/1/21 (FSA Insured)	920,000	979,653
5% 8/1/22 (FSA Insured)	260,000	281,551
5% 8/1/23 (FSA Insured)	450,000	492,444
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/29	1,330,000	1,484,293
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	830,000	859,324
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	2,450,000	2,357,243
Series B, 1.8%, tender 8/15/22 (a)	3,255,000	3,133,100
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,700,000	1,940,074
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	2,345,000	2,534,359
Series 2016 A:
5% 10/1/30	4,350,000	4,734,758
5% 10/1/36	4,430,000	4,693,895
5% 10/1/40	2,045,000	2,140,093
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	7,240,000	6,818,777
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/35	750,000	814,080
5% 7/1/36	1,000,000	1,081,400
5% 7/1/37	800,000	863,832
5% 7/1/38	750,000	806,835
5% 7/1/43	2,000,000	2,137,220
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/21	305,000	307,812
Pennsylvania Gen. Oblig.:
Series 2015 1, 5% 3/15/31	2,130,000	2,341,530
Series 2015, 5% 3/15/33	2,460,000	2,682,138
Series 2016, 5% 2/1/29	8,935,000	9,936,971
Series 2017:
5% 1/1/26	10,420,000	11,789,917
5% 1/1/28	5,000,000	5,630,450
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2016:
5% 5/1/29	1,000,000	1,111,390
5% 5/1/31	1,000,000	1,099,550
5% 5/1/35	1,585,000	1,717,760
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A, 5% 12/1/29 (FSA Insured)	5,630,000	6,286,965
Philadelphia Arpt. Rev. Series 2017 A:
5% 7/1/28	500,000	570,450
5% 7/1/29	500,000	566,395
5% 7/1/30	550,000	619,493
5% 7/1/31	600,000	672,930
5% 7/1/32	550,000	614,224
5% 7/1/33	600,000	667,686
5% 7/1/42	2,390,000	2,605,435
5% 7/1/47	2,000,000	2,172,580
Philadelphia Gas Works Rev.:
Series 2016 14, 5% 10/1/19	730,000	748,381
Series 9, 5.25% 8/1/40	2,325,000	2,433,950
5% 8/1/26	1,000,000	1,120,650
5% 8/1/27	1,000,000	1,116,770
5% 8/1/28	2,000,000	2,227,080
Philadelphia School District:
Series 2016 F, 5% 9/1/29	3,475,000	3,824,168
Series 2018 A:
5% 9/1/34	1,450,000	1,581,602
5% 9/1/35	1,000,000	1,086,500
Series 2018 B, 5% 9/1/43	1,395,000	1,489,846
Pittsburgh & Alleg County Parkin Series 2017:
5% 12/15/35	1,125,000	1,220,951
5% 12/15/37	500,000	539,455
Pocono Mountains Indl. Park Auth. (St. Luke's Hosp. - Monroe Proj.) Series 2015 A, 5% 8/15/40	1,795,000	1,899,936
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/22 (Pre-Refunded to 6/1/21 @ 100)	1,000,000	1,069,850
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	735,000	810,632
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/33	1,000,000	1,100,370
5% 8/1/38	3,205,000	3,484,284
5% 8/1/48	2,850,000	3,066,087

TOTAL PENNSYLVANIA		123,867,329

Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	4,680,000	4,886,107
5% 9/1/36	185,000	189,564
Series 2016:
5% 5/15/20	340,000	352,311
5% 5/15/21	2,000,000	2,113,520
5% 5/15/39	3,285,000	3,483,710

TOTAL RHODE ISLAND		11,025,212

South Carolina - 3.4%
Lancaster County School District ( South Carolina Gen. Oblig. Proj.) Series 2017, 5% 3/1/22	1,845,000	2,008,116
Richland County School District #2 Gen. Oblig. (South Carolina Gen. Oblig. Proj.) Series 2015 A, 5% 2/1/23	2,380,000	2,635,469
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/24	4,535,000	5,062,284
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	2,900,000	3,145,398
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	14,025,000	14,791,747
Series 2014 A:
5% 12/1/49	16,565,000	17,150,904
5.5% 12/1/54	14,400,000	15,256,080
Series 2014 C, 5% 12/1/46	19,465,000	20,239,318
Series 2015 A, 5% 12/1/50	2,045,000	2,117,925
Series 2015 E, 5.25% 12/1/55	3,265,000	3,454,533
Series 2016 B:
5% 12/1/35	3,630,000	3,868,092
5% 12/1/36	5,445,000	5,782,862
Series 2016 C:
5% 12/1/22	500,000	541,325
5% 12/1/23	840,000	919,430
5% 12/1/24	515,000	569,436
5% 12/1/25	600,000	668,328
5% 12/1/26	1,000,000	1,115,190
5% 12/1/27	1,600,000	1,773,552
South Carolina Trans. Infrastructure Bank Rev. Series 2015 A, 5% 10/1/23	1,430,000	1,591,519
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	9,915,000	9,366,998
4% 4/15/48	6,915,000	6,353,709
5% 4/15/48	9,380,000	9,997,954

TOTAL SOUTH CAROLINA		128,410,169

South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
Series 2014 B, 5% 11/1/44	5,000,000	5,316,300
Series 2017:
5% 7/1/30	850,000	953,318
5% 7/1/35	725,000	794,847

TOTAL SOUTH DAKOTA		7,064,465

Tennessee - 0.8%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/20	1,500,000	1,562,940
5% 7/1/23	500,000	549,370
5% 7/1/24	1,000,000	1,099,660
5% 7/1/25	1,000,000	1,095,980
Jackson Hosp. Rev. 5.75% 4/1/41	405,000	406,207
Shelby County Health Edl. & Hsg. Facilities Board Rev. (Methodist Le Bonheur Health Proj.) Series 2017 A:
5% 5/1/22	705,000	765,644
5% 5/1/23	1,600,000	1,765,568
5% 5/1/25	1,300,000	1,472,952
5% 5/1/27	1,230,000	1,413,307
5% 5/1/29	1,240,000	1,407,871
5% 5/1/30	2,395,000	2,704,027
5% 5/1/31	1,260,000	1,416,605
Tennessee Energy Acquisition Corp. Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	6,645,000	6,891,397
Series 2018, 4%, tender 11/1/49	6,255,000	6,475,113

TOTAL TENNESSEE		29,026,641

Texas - 11.2%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	1,730,000	1,801,933
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/37	4,010,000	4,445,887
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/40	2,000,000	2,141,240
5% 1/1/45	1,000,000	1,070,010
Series 2016:
5% 1/1/40	3,000,000	3,216,000
5% 1/1/46	1,800,000	1,927,278
Corpus Christi Util. Sys. Rev. 5% 7/15/23	3,400,000	3,702,464
Cypress-Fairbanks Independent School District:
Series 2014 C, 5% 2/15/44	4,895,000	5,317,683
Series 2016, 5% 2/15/27	1,885,000	2,160,549
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2007, 5.25% 12/1/29	4,150,000	5,002,867
Series 2016 A, 5% 12/1/33	1,625,000	1,822,080
Dallas Fort Worth Int'l. Arpt. Rev. Series 2010 A, 5% 11/1/42	5,200,000	5,413,512
Dallas Gen. Oblig. Series 2017:
5% 2/15/29	3,420,000	3,888,814
5% 2/15/30	4,935,000	5,576,846
Dallas Independent School District Bonds Series 2016:
5%, tender 2/15/22 (a)	30,000	32,658
5%, tender 2/15/22 (a)	1,925,000	2,078,384
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,610,000	2,675,798
Granbury Independent School District 0% 8/1/19	1,000,000	984,950
Grand Parkway Trans. Corp.:
Bonds Series 2018 B, 5%, tender 10/1/23 (a)	10,590,000	11,719,000
Series 2013 B:
5% 4/1/53	27,390,000	29,408,320
5.25% 10/1/51	25,400,000	27,943,556
5.5% 4/1/53	2,300,000	2,517,902
Series 2018 A:
5% 10/1/35	7,000,000	7,865,620
5% 10/1/36	5,000,000	5,592,700
5% 10/1/37	10,000,000	11,159,900
5% 10/1/43	1,000,000	1,104,190
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	3,800,000	4,061,478
Harris County Tex Toll Rd Rev. (Harris County Toll Road Auth. Proj.) Series 2018 A, 5% 8/15/33	2,000,000	2,266,520
Houston Arpt. Sys. Rev.:
Series 2011 B:
5% 7/1/25	1,460,000	1,557,732
5% 7/1/26	3,000,000	3,198,420
Series 2018 B, 5% 7/1/30	8,250,000	9,446,168
Series 2018 D:
5% 7/1/29	1,900,000	2,187,394
5% 7/1/30	2,500,000	2,862,475
5% 7/1/31	2,250,000	2,564,213
5% 7/1/32	2,000,000	2,268,660
Houston Gen. Oblig. Series 2017 A:
5% 3/1/28	7,000,000	8,019,340
5% 3/1/29	1,080,000	1,230,444
Houston Independent School District Series 2017, 5% 2/15/35	1,600,000	1,795,712
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	1,485,000	1,656,295
Series 2016 B, 5% 11/15/33	1,400,000	1,565,732
Series 2018 D, 5% 11/15/43	1,845,000	2,049,426
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/33	1,055,000	1,133,334
5% 10/15/34	1,670,000	1,785,998
5% 10/15/44	835,000	875,539
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2018:
5% 5/15/33	4,510,000	5,073,885
5% 5/15/35	2,125,000	2,370,565
Series 2015 B:
5% 5/15/30	4,500,000	4,996,665
5% 5/15/31	7,200,000	7,985,664
Series 2015 D:
5% 5/15/27	1,500,000	1,679,670
5% 5/15/29	2,150,000	2,388,650
Lubbock Cooper Independent School District:
5.75% 2/15/42 (Pre-Refunded to 2/15/19 @ 100)	4,500,000	4,549,275
6% 2/15/49 (Pre-Refunded to 2/15/19 @ 100)	5,000,000	5,058,300
New Hope Cultural Ed. Facilities Finc (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/28	1,500,000	1,718,910
5% 8/15/47	1,205,000	1,300,870
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/29	2,100,000	2,299,773
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A, 5% 1/1/35	1,300,000	1,434,459
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,425,000	1,591,853
5% 1/1/34	1,000,000	1,109,420
5% 1/1/36	1,200,000	1,319,652
5% 1/1/37	4,705,000	5,163,643
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	265,000	294,773
5% 1/1/31	370,000	409,823
5% 1/1/33	1,500,000	1,658,505
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,700,000	1,990,411
Series 2009 A, 6.25% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	2,440,000	2,456,885
Series 2009, 6.25% 1/1/39	560,000	563,567
Series 2011 A:
5.5% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	6,870,000	7,464,942
6% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	2,100,000	2,310,462
Series 2014 A:
5% 1/1/23	950,000	1,044,516
5% 1/1/24	2,500,000	2,788,100
Series 2015 A, 5% 1/1/32	1,550,000	1,696,723
Series 2015 B, 5% 1/1/31	7,115,000	7,863,711
Series 2016 A:
5% 1/1/32	3,000,000	3,324,900
5% 1/1/39	1,000,000	1,085,040
Series 2017 A:
5% 1/1/39	6,300,000	6,931,323
5% 1/1/43	6,500,000	7,098,520
Series 2018, 0% 1/1/29 (Assured Guaranty Corp. Insured)	15,110,000	10,566,725
Northside Independent School District Bonds 2%, tender 6/1/21 (a)	1,915,000	1,891,675
San Antonio Elec. & Gas Sys. Rev.:
Series 2012, 5.25% 2/1/25	1,600,000	1,848,960
Series 2017:
5% 2/1/32	1,250,000	1,416,350
5% 2/1/34	1,500,000	1,689,870
San Antonio Gen. Oblig. Series 2018:
5% 8/1/37	1,315,000	1,485,924
5% 8/1/38	3,470,000	3,908,747
San Antonio Independent School District Series 2016, 5% 8/15/31	2,010,000	2,272,305
San Antonio Wtr. Sys. Rev.:
Series 2012:
5% 5/15/25	3,540,000	3,831,448
5% 5/15/26	7,000,000	7,563,990
Series 2016 C, 5% 5/15/31	6,505,000	7,343,625
Southwest Higher Ed. Auth. Rev.:
(Southern Methodist Univ. Proj.) Series 2016 A:
5% 10/1/40	3,525,000	3,872,318
5% 10/1/45	4,000,000	4,379,680
(Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/32	750,000	850,845
5% 10/1/41	1,500,000	1,661,280
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
Series 2015, 5% 9/1/30	5,000,000	5,411,400
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	785,000	786,123
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/25	395,000	446,698
5% 2/15/41	8,335,000	9,038,307
Texas A&M Univ. Rev. Series 2016 C, 5% 5/15/23	3,090,000	3,437,532
Texas Gen. Oblig.:
Series 2014 A, 5% 10/1/44	3,000,000	3,293,850
Series 2016, 5% 4/1/41	3,120,000	3,427,476
Series 2017 A, 5% 10/1/33	6,300,000	7,141,869
Series 2017 B, 5% 10/1/36	3,300,000	3,700,290
Series A, 5% 10/1/23	1,500,000	1,678,245
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/28	3,045,000	3,504,856
5% 3/15/29	2,455,000	2,810,091
5% 3/15/31	2,000,000	2,265,560
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/27	6,000,000	6,855,780
5% 2/15/30	3,455,000	3,882,418
5% 2/15/33	3,500,000	3,887,170
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	940,000	1,071,976

TOTAL TEXAS		417,341,859

Utah - 0.4%
Salt Lake City Arpt. Rev.:
Series 2017 B:
5% 7/1/34	1,640,000	1,826,304
5% 7/1/35	1,500,000	1,663,290
5% 7/1/36	1,500,000	1,658,565
5% 7/1/37	1,000,000	1,103,360
Series 2018 B:
5% 7/1/43	3,000,000	3,309,180
5% 7/1/48	3,000,000	3,296,400
Utah Associated Muni. Pwr. Sys. Rev. Series 2012 A, 5% 9/1/25 (Pre-Refunded to 9/1/22 @ 100)	1,680,000	1,842,120

TOTAL UTAH		14,699,219

Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Champlain College Proj.) Series 2016 A:
5% 10/15/41	2,400,000	2,521,992
5% 10/15/46	2,800,000	2,932,692

TOTAL VERMONT		5,454,684

Virginia - 0.7%
Fredericksburg Econ. Dev. Auth. Rev. 5% 6/15/26	1,960,000	2,144,279
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 2.15%, tender 9/1/20 (a)	6,000,000	5,964,660
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	370,000	350,227
Series 2016:
4% 6/15/37	345,000	330,110
5% 6/15/28	1,000,000	1,104,450
5% 6/15/33	225,000	243,482
5% 6/15/36	1,000,000	1,072,550
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A, 5% 1/1/40	1,400,000	1,544,018
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A:
5% 5/15/31	6,405,000	7,379,393
5% 5/15/32	475,000	545,243
5% 5/15/33	2,000,000	2,287,280
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	2,500,000	2,665,475

TOTAL VIRGINIA		25,631,167

Washington - 3.0%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	867,132
King County Swr. Rev. Series 2009, 5.25% 1/1/42 (Pre-Refunded to 1/1/19 @ 100)	785,000	789,388
Port of Seattle Rev. Series 2016:
5% 2/1/25	1,250,000	1,415,750
5% 2/1/28	2,000,000	2,264,280
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/26	3,880,000	4,242,741
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/37	1,000,000	1,107,920
5% 1/1/38	1,000,000	1,104,920
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	3,500,000	3,796,590
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	10,000,000	9,968,600
Series 2015 C:
5% 2/1/33	1,500,000	1,662,465
5% 2/1/34	2,400,000	2,654,208
Series 2017 D:
5% 2/1/33	2,100,000	2,363,886
5% 2/1/36	6,505,000	7,252,685
Series 2018 D, 5% 8/1/33	5,450,000	6,170,817
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	4,702,650
Series R-2017 A:
5% 8/1/27	945,000	1,090,984
5% 8/1/28	945,000	1,085,304
5% 8/1/30	945,000	1,072,651
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	7,000,000	7,021,210
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Pre-Refunded to 8/15/19 @ 100)	1,500,000	1,546,395
Series 2010 A, 5.25% 8/15/20	2,325,000	2,382,288
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	3,800,000	4,007,480
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/29	405,000	456,658
5% 7/1/31	860,000	956,071
5% 7/1/34	2,645,000	2,892,837
5% 7/1/35	2,350,000	2,555,014
5% 7/1/36	2,250,000	2,431,845
5% 7/1/42	7,020,000	7,454,117
(Providence Health Systems Proj.):
Series 2012 A, 5% 10/1/24	6,700,000	7,312,849
Series 2018 B:
5% 10/1/30	1,200,000	1,375,632
5% 10/1/31	1,500,000	1,712,715
5% 10/1/32	1,035,000	1,177,085
5% 10/1/33	2,500,000	2,831,925
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	2,200,000	2,271,610
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/29	2,250,000	2,472,885
5% 8/15/30	1,000,000	1,093,560
Series 2015, 5% 1/1/26	2,000,000	2,242,460
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/34	1,600,000	1,705,328
5% 10/1/35	1,000,000	1,062,350
5% 10/1/40	1,625,000	1,703,894
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (c)	100,000	97,643
5% 7/1/33 (c)	100,000	103,186
5% 7/1/38 (c)	100,000	102,037
5% 7/1/48 (c)	300,000	303,555

TOTAL WASHINGTON		112,885,600

West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (a)	4,555,000	4,544,068
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35 (Pre-Refunded to 12/1/18 @ 100)	1,300,000	1,303,913
Series 2018 A, 5% 1/1/33	1,840,000	2,005,177
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	2,900,000	3,172,600

TOTAL WEST VIRGINIA		11,025,758

Wisconsin - 1.6%
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.):
Series 2017 A:
5% 5/15/25 (c)	705,000	753,546
5% 5/15/28 (c)	580,000	616,842
5.25% 5/15/37 (c)	190,000	197,817
5.25% 5/15/42 (c)	235,000	242,830
5.25% 5/15/47 (c)	235,000	241,998
5.25% 5/15/52 (c)	435,000	446,423
Series 2017 B-1 3.95% 11/15/24 (c)	195,000	196,080
Series 2017 B-2, 3.5% 11/15/23 (c)	250,000	250,328
Series 2017 B-3, 3% 11/15/22 (c)	345,000	345,017
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (c)	515,000	516,978
5% 10/1/48 (c)	615,000	614,975
5% 10/1/53 (c)	1,050,000	1,041,380
Wisconsin Health & Edl. Facilities:
(Ascension Sr. Cr. Group) Series 2016 A, 5% 11/15/39	12,570,000	13,653,157
Bonds Series 2018 B, 5%, tender 1/29/25 (a)	10,000,000	11,239,200
Series 2010:
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	370,000	391,393
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	630,000	666,427
Series 2014:
4% 5/1/33	1,475,000	1,433,833
5% 5/1/23	1,410,000	1,521,658
5% 5/1/25	775,000	840,340
Series 2015, 5% 12/15/44	10,000,000	10,476,800
Series 2016, 5% 2/15/29 (Pre-Refunded to 8/15/25 @ 100)	1,290,000	1,471,942
Series 2017 A:
5% 9/1/30	1,270,000	1,372,464
5% 9/1/32	1,100,000	1,179,409
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	1,000,000	1,053,760
Series 2013 B:
5% 7/1/26 (Pre-Refunded to 7/1/23 @ 100)	750,000	834,480
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	1,900,000	2,114,016
Series 2012:
5% 10/1/24	1,400,000	1,532,440
5% 6/1/27	1,000,000	1,062,850
5% 6/1/39	1,190,000	1,243,431
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/29 (e)	3,000,000	3,405,090

TOTAL WISCONSIN		60,956,904

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	2,600,000	2,661,334
TOTAL MUNICIPAL BONDS
(Cost $3,666,566,326)		3,644,477,833
TOTAL INVESTMENT IN SECURITIES - 97.6%
(Cost $3,666,566,326)		3,644,477,833
NET OTHER ASSETS (LIABILITIES) - 2.4%		88,410,130
NET ASSETS - 100%		$3,732,887,963

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,100,143 or 0.6% of net assets.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$342,153
Total	$342,153

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Large Cap Value Index Fund (formerly Fidelity® Series 1000 Value Index Fund)

October 31, 2018

XS6-QTLY-1218
1.967969.104

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	2,078,858	$63,779,363
CenturyLink, Inc.	272,223	5,618,683
Verizon Communications, Inc.	1,183,676	67,576,063
		136,974,109
Entertainment - 1.3%
Cinemark Holdings, Inc.	30,483	1,267,178
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	55,010	1,819,731
Liberty Media Class A (a)(b)	8,277	262,298
Liberty SiriusXM Series A (a)	17,516	722,360
Liberty SiriusXM Series C (a)	54,837	2,263,123
Lions Gate Entertainment Corp.:
Class A	5,783	110,802
Class B	32,785	583,245
Take-Two Interactive Software, Inc. (a)	13,088	1,686,651
The Madison Square Garden Co. (a)	4,719	1,305,370
The Walt Disney Co.	119,984	13,777,763
Twenty-First Century Fox, Inc.:
Class A	295,550	13,453,436
Class B	139,242	6,290,954
Viacom, Inc.:
Class A	801	28,331
Class B (non-vtg.)	103,090	3,296,818
Zynga, Inc. (a)	218,092	793,855
		47,661,915
Interactive Media & Services - 0.0%
Zillow Group, Inc.:
Class A (a)	4,911	198,257
Class C (a)(b)	8,438	339,714
		537,971
Media - 2.0%
Charter Communications, Inc. Class A (a)	14,965	4,794,337
Comcast Corp. Class A	1,306,803	49,841,466
Discovery Communications, Inc.:
Class A (a)(b)	64,588	2,092,005
Class C (non-vtg.) (a)	75,518	2,213,433
DISH Network Corp. Class A (a)	63,184	1,942,276
GCI Liberty, Inc. (a)	28,686	1,357,708
Interpublic Group of Companies, Inc.	98,190	2,274,080
John Wiley & Sons, Inc. Class A	12,626	684,834
Liberty Broadband Corp.:
Class A (a)	6,045	500,466
Class C (a)	30,826	2,556,400
News Corp.:
Class A	106,411	1,403,561
Class B	36,877	491,939
Omnicom Group, Inc.	21,753	1,616,683
Tribune Media Co. Class A	24,928	947,513
		72,716,701
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)(b)	183,309	1,121,851
T-Mobile U.S., Inc. (a)	30,346	2,080,218
Telephone & Data Systems, Inc.	27,828	857,937
U.S. Cellular Corp. (a)	3,739	178,612
		4,238,618

TOTAL COMMUNICATION SERVICES		262,129,314

CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.2%
Adient PLC	26,620	809,780
Aptiv PLC	9,954	764,467
BorgWarner, Inc.	59,549	2,346,826
Gentex Corp.	24,852	523,135
Lear Corp.	16,870	2,242,023
The Goodyear Tire & Rubber Co.	68,402	1,440,546
Visteon Corp. (a)	3,074	242,969
		8,369,746
Automobiles - 0.7%
Ford Motor Co.	1,111,569	10,615,484
General Motors Co.	371,853	13,606,101
Harley-Davidson, Inc.	47,409	1,811,972
Thor Industries, Inc.	2,427	169,016
		26,202,573
Distributors - 0.2%
Genuine Parts Co.	40,302	3,946,372
LKQ Corp. (a)	73,186	1,995,782
		5,942,154
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	2,447	281,185
Graham Holdings Co.	1,196	694,936
H&R Block, Inc.	48,808	1,295,364
Service Corp. International	26,844	1,113,221
		3,384,706
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	69,552	2,498,308
Caesars Entertainment Corp. (a)(b)	169,071	1,452,320
Carnival Corp.	115,071	6,448,579
Darden Restaurants, Inc.	17,497	1,864,305
Extended Stay America, Inc. unit	21,594	351,550
Hyatt Hotels Corp. Class A	12,946	895,863
International Game Technology PLC (b)	26,468	490,981
Las Vegas Sands Corp.	39,566	2,019,053
McDonald's Corp.	180,256	31,887,286
MGM Mirage, Inc.	134,673	3,593,076
Norwegian Cruise Line Holdings Ltd. (a)	58,386	2,573,071
Royal Caribbean Cruises Ltd.	48,020	5,029,135
U.S. Foods Holding Corp. (a)	57,705	1,683,255
Yum China Holdings, Inc.	96,518	3,482,369
Yum! Brands, Inc.	65,225	5,896,992
		70,166,143
Household Durables - 0.4%
D.R. Horton, Inc.	40,515	1,456,919
Garmin Ltd.	32,400	2,143,584
Leggett & Platt, Inc.	37,287	1,353,891
Lennar Corp.:
Class A	35,350	1,519,343
Class B	4,604	164,685
Mohawk Industries, Inc. (a)	17,705	2,208,345
Newell Brands, Inc.	128,376	2,038,611
PulteGroup, Inc.	50,335	1,236,731
Toll Brothers, Inc.	19,722	663,843
Whirlpool Corp.	19,722	2,164,687
		14,950,639
Internet & Direct Marketing Retail - 0.2%
eBay, Inc. (a)	208,591	6,055,397
Liberty Interactive Corp. QVC Group Series A (a)	123,804	2,716,260
		8,771,657
Leisure Products - 0.1%
Brunswick Corp.	22,292	1,158,961
Hasbro, Inc.	7,028	644,538
Mattel, Inc. (a)(b)	76,320	1,036,426
		2,839,925
Multiline Retail - 0.7%
Dollar Tree, Inc. (a)	55,446	4,674,098
Kohl's Corp.	47,570	3,602,476
Macy's, Inc.	87,062	2,985,356
Target Corp.	152,307	12,737,434
		23,999,364
Specialty Retail - 0.5%
Advance Auto Parts, Inc.	14,050	2,244,628
AutoNation, Inc. (a)	15,789	639,139
AutoZone, Inc. (a)	958	702,664
Best Buy Co., Inc.	51,289	3,598,436
CarMax, Inc. (a)	19,966	1,355,891
Dick's Sporting Goods, Inc. (b)	21,993	777,892
Foot Locker, Inc.	33,420	1,575,419
Gap, Inc.	58,363	1,593,310
L Brands, Inc.	53,619	1,738,328
Michaels Companies, Inc. (a)(b)	25,965	411,545
Penske Automotive Group, Inc.	10,105	448,460
Tiffany & Co., Inc.	29,046	3,232,820
Williams-Sonoma, Inc.	18,267	1,084,694
		19,403,226
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	7,602	686,309
Garrett Motion, Inc. (a)(b)	8,046	122,058
Michael Kors Holdings Ltd. (a)	18,796	1,041,486
PVH Corp.	21,784	2,631,289
Ralph Lauren Corp.	15,632	2,026,064
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	19,954	570,086
Tapestry, Inc.	65,839	2,785,648
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	11,413	252,341
Class C (non-vtg.) (a)(b)	14,414	285,830
VF Corp.	21,170	1,754,570
		12,155,681

TOTAL CONSUMER DISCRETIONARY		196,185,814

CONSUMER STAPLES - 7.7%
Beverages - 0.5%
Molson Coors Brewing Co. Class B	49,393	3,161,152
PepsiCo, Inc.	45,601	5,124,640
The Coca-Cola Co.	247,948	11,871,750
		20,157,542
Food & Staples Retailing - 1.8%
Casey's General Stores, Inc.	10,606	1,337,523
Kroger Co.	227,454	6,769,031
Walgreens Boots Alliance, Inc.	240,361	19,173,597
Walmart, Inc.	408,508	40,965,182
		68,245,333
Food Products - 2.1%
Archer Daniels Midland Co.	158,970	7,511,333
Bunge Ltd.	40,060	2,475,708
Campbell Soup Co. (b)	15,641	585,130
Conagra Brands, Inc.	135,383	4,819,635
Flowers Foods, Inc.	51,087	986,490
General Mills, Inc.	159,573	6,989,297
Hormel Foods Corp. (b)	77,335	3,374,899
Ingredion, Inc.	20,479	2,072,065
Kellogg Co.	35,346	2,314,456
Lamb Weston Holdings, Inc.	41,703	3,259,506
McCormick & Co., Inc. (non-vtg.)	32,594	4,693,536
Mondelez International, Inc.	411,886	17,290,974
Pilgrim's Pride Corp. (a)(b)	14,579	257,465
Post Holdings, Inc. (a)	7,880	696,750
Seaboard Corp.	75	289,875
The Hain Celestial Group, Inc. (a)	27,149	675,467
The Hershey Co.	3,583	383,918
The J.M. Smucker Co.	31,318	3,392,366
The Kraft Heinz Co.	170,307	9,361,776
TreeHouse Foods, Inc. (a)	15,425	702,763
Tyson Foods, Inc. Class A	82,782	4,960,297
		77,093,706
Household Products - 2.1%
Church & Dwight Co., Inc.	10,539	625,700
Clorox Co.	4,797	712,115
Colgate-Palmolive Co.	196,784	11,718,487
Energizer Holdings, Inc.	7,080	416,092
Kimberly-Clark Corp.	12,946	1,350,268
Procter & Gamble Co.	716,797	63,565,558
Spectrum Brands Holdings, Inc. (b)	6,285	408,211
		78,796,431
Personal Products - 0.1%
Coty, Inc. Class A	132,596	1,398,888
Herbalife Nutrition Ltd. (a)	26,802	1,427,475
Nu Skin Enterprises, Inc. Class A	10,850	761,887
		3,588,250
Tobacco - 1.1%
Philip Morris International, Inc.	444,574	39,153,632

TOTAL CONSUMER STAPLES		287,034,894

ENERGY - 10.0%
Energy Equipment & Services - 0.9%
Baker Hughes, a GE Co. Class A	118,522	3,163,352
Helmerich & Payne, Inc.	30,215	1,882,092
Nabors Industries Ltd.	97,209	483,129
National Oilwell Varco, Inc.	108,741	4,001,669
Patterson-UTI Energy, Inc.	62,240	1,035,674
RPC, Inc.	9,506	141,449
Schlumberger Ltd.	393,965	20,214,344
Transocean Ltd. (United States) (a)(b)	122,049	1,343,759
Weatherford International PLC (a)(b)	283,512	382,741
		32,648,209
Oil, Gas & Consumable Fuels - 9.1%
Anadarko Petroleum Corp.	97,379	5,180,563
Antero Resources Corp. (a)	32,083	509,799
Apache Corp.	101,911	3,855,293
Cabot Oil & Gas Corp.	33,512	811,996
Centennial Resource Development, Inc. Class A (a)(b)	52,114	998,504
Cheniere Energy, Inc. (a)	20,928	1,264,260
Chesapeake Energy Corp. (a)(b)	255,871	898,107
Chevron Corp.	545,037	60,853,381
Cimarex Energy Co.	23,412	1,860,552
CNX Resources Corp. (a)	61,023	955,010
Concho Resources, Inc. (a)	48,178	6,701,078
ConocoPhillips Co.	335,701	23,465,500
Continental Resources, Inc. (a)	12,898	679,467
Devon Energy Corp.	148,731	4,818,884
Diamondback Energy, Inc. (b)	20,679	2,323,492
Energen Corp. (a)	24,871	1,789,966
EOG Resources, Inc.	147,119	15,497,515
EQT Corp.	75,383	2,560,761
Extraction Oil & Gas, Inc. (a)	31,524	251,877
Exxon Mobil Corp.	1,211,585	96,539,093
Hess Corp.	75,447	4,330,658
HollyFrontier Corp.	46,081	3,107,703
Kinder Morgan, Inc.	540,281	9,195,583
Kosmos Energy Ltd. (a)(b)	54,659	354,737
Marathon Oil Corp.	242,279	4,600,878
Marathon Petroleum Corp.	191,560	13,495,402
Murphy Oil Corp.	46,707	1,488,085
Newfield Exploration Co. (a)	36,059	728,392
Noble Energy, Inc.	136,612	3,394,808
Occidental Petroleum Corp.	219,958	14,752,583
ONEOK, Inc.	68,370	4,485,072
Parsley Energy, Inc. Class A (a)	22,627	529,924
PBF Energy, Inc. Class A	33,126	1,386,323
Phillips 66 Co.	119,725	12,310,125
Pioneer Natural Resources Co.	21,649	3,188,248
QEP Resources, Inc. (a)	67,253	599,224
Range Resources Corp.	59,791	947,687
SM Energy Co.	31,591	768,925
Targa Resources Corp.	61,541	3,179,823
The Williams Companies, Inc.	346,102	8,420,662
Valero Energy Corp.	122,597	11,167,361
Whiting Petroleum Corp. (a)	25,520	951,896
WPX Energy, Inc. (a)	112,979	1,812,183
		337,011,380

TOTAL ENERGY		369,659,589

FINANCIALS - 23.1%
Banks - 11.5%
Associated Banc-Corp.	48,341	1,120,544
Bank of America Corp.	2,657,684	73,086,310
Bank of Hawaii Corp.	10,413	816,796
Bank of the Ozarks, Inc.	34,613	947,012
BankUnited, Inc.	29,670	982,077
BB&T Corp.	221,851	10,906,195
BOK Financial Corp.	7,455	639,117
CIT Group, Inc.	36,191	1,714,730
Citigroup, Inc.	718,687	47,045,251
Citizens Financial Group, Inc.	138,056	5,156,392
Comerica, Inc.	45,994	3,751,271
Commerce Bancshares, Inc.	27,129	1,725,404
Cullen/Frost Bankers, Inc.	16,302	1,596,292
East West Bancorp, Inc.	38,069	1,996,338
Fifth Third Bancorp	195,147	5,267,018
First Citizen Bancshares, Inc.	2,235	953,518
First Hawaiian, Inc.	30,308	751,032
First Horizon National Corp.	92,233	1,488,641
First Republic Bank	45,699	4,158,152
FNB Corp., Pennsylvania	92,369	1,092,725
Huntington Bancshares, Inc.	312,188	4,473,654
JPMorgan Chase & Co.	954,887	104,101,773
KeyCorp	300,899	5,464,326
M&T Bank Corp.	41,275	6,827,298
PacWest Bancorp	35,667	1,448,794
Peoples United Financial, Inc.	98,974	1,549,933
Pinnacle Financial Partners, Inc.	11,900	622,370
PNC Financial Services Group, Inc.	133,665	17,174,616
Popular, Inc.	28,686	1,491,959
Prosperity Bancshares, Inc.	19,024	1,237,131
Regions Financial Corp.	319,748	5,426,124
Signature Bank	5,685	624,782
Sterling Bancorp	63,472	1,141,227
SunTrust Banks, Inc.	132,276	8,288,414
SVB Financial Group (a)	3,487	827,221
Synovus Financial Corp.	30,605	1,149,524
TCF Financial Corp.	47,072	982,863
Texas Capital Bancshares, Inc. (a)	4,936	321,975
U.S. Bancorp	438,017	22,895,149
Umpqua Holdings Corp.	61,742	1,185,446
Webster Financial Corp.	26,116	1,536,665
Wells Fargo & Co.	1,239,906	66,000,196
Western Alliance Bancorp. (a)	11,238	542,121
Wintrust Financial Corp.	16,348	1,244,737
Zions Bancorporation	55,427	2,607,840
		424,360,953
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	15,412	1,751,728
Ameriprise Financial, Inc.	34,475	4,386,599
Bank of New York Mellon Corp.	264,851	12,535,398
BGC Partners, Inc. Class A	74,317	787,017
BlackRock, Inc. Class A	34,927	14,369,666
Brighthouse Financial, Inc. (a)	34,167	1,354,038
Cboe Global Markets, Inc.	2,283	257,637
CME Group, Inc.	87,771	16,083,158
E*TRADE Financial Corp.	58,251	2,878,764
Franklin Resources, Inc.	90,133	2,749,057
Goldman Sachs Group, Inc.	100,674	22,688,899
Interactive Brokers Group, Inc.	1,702	84,096
IntercontinentalExchange, Inc.	78,564	6,052,571
Invesco Ltd.	115,436	2,506,116
Lazard Ltd. Class A	2,927	116,319
Legg Mason, Inc.	23,849	673,019
Morgan Stanley	354,861	16,202,953
Northern Trust Corp.	42,469	3,995,059
Raymond James Financial, Inc.	26,358	2,021,395
State Street Corp.	100,073	6,880,019
T. Rowe Price Group, Inc.	4,724	458,181
The NASDAQ OMX Group, Inc.	33,379	2,894,293
		121,725,982
Consumer Finance - 0.9%
Ally Financial, Inc.	119,822	3,044,677
American Express Co.	64,210	6,596,293
Capital One Financial Corp.	126,543	11,300,290
Credit Acceptance Corp. (a)	271	115,018
Discover Financial Services	52,857	3,682,547
Navient Corp.	74,403	861,587
OneMain Holdings, Inc. (a)	20,233	577,045
Santander Consumer U.S.A. Holdings, Inc.	28,578	535,838
SLM Corp. (a)	123,934	1,256,691
Synchrony Financial	140,327	4,052,644
		32,022,630
Diversified Financial Services - 3.1%
AXA Equitable Holdings, Inc.	39,085	793,035
Berkshire Hathaway, Inc. Class B (a)	483,530	99,259,038
Jefferies Financial Group, Inc.	88,320	1,896,230
Linde PLC	66,863	11,063,821
Voya Financial, Inc.	44,614	1,952,309
		114,964,433
Insurance - 4.0%
AFLAC, Inc.	217,559	9,370,266
Alleghany Corp.	3,706	2,226,120
Allstate Corp.	99,932	9,565,491
American Financial Group, Inc.	20,838	2,084,425
American International Group, Inc.	217,800	8,992,962
American National Insurance Co.	2,116	260,776
Arch Capital Group Ltd. (a)	92,670	2,629,048
Arthur J. Gallagher & Co.	51,363	3,801,376
Aspen Insurance Holdings Ltd.	16,710	699,815
Assurant, Inc.	14,925	1,450,859
Assured Guaranty Ltd.	31,402	1,255,452
Athene Holding Ltd. (a)	45,177	2,065,492
Axis Capital Holdings Ltd.	20,843	1,162,831
Brown & Brown, Inc.	61,698	1,738,650
Chubb Ltd.	131,799	16,463,013
Cincinnati Financial Corp.	43,724	3,438,455
CNA Financial Corp.	8,092	350,950
Erie Indemnity Co. Class A	1,692	219,435
Everest Re Group Ltd.	6,965	1,517,395
First American Financial Corp.	30,884	1,369,088
FNF Group	75,162	2,514,169
Hanover Insurance Group, Inc.	12,075	1,344,914
Hartford Financial Services Group, Inc.	101,764	4,622,121
Lincoln National Corp.	62,134	3,739,845
Loews Corp.	79,994	3,724,521
Markel Corp. (a)	3,527	3,855,857
Marsh & McLennan Companies, Inc.	76,992	6,525,072
Mercury General Corp.	7,804	462,855
MetLife, Inc.	245,848	10,126,479
Old Republic International Corp.	80,641	1,778,134
Principal Financial Group, Inc.	80,495	3,788,900
Prudential Financial, Inc.	119,115	11,170,605
Reinsurance Group of America, Inc.	18,342	2,611,351
RenaissanceRe Holdings Ltd.	10,331	1,262,035
The Travelers Companies, Inc.	61,266	7,666,215
Torchmark Corp.	29,995	2,539,377
Unum Group	59,623	2,161,930
W.R. Berkley Corp.	27,053	2,053,323
White Mountains Insurance Group Ltd.	869	770,516
Willis Group Holdings PLC	37,471	5,364,348
		148,744,466
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	130,532	2,328,691
Annaly Capital Management, Inc.	357,660	3,530,104
Chimera Investment Corp.	52,962	985,093
MFA Financial, Inc.	121,793	844,025
New Residential Investment Corp.	94,979	1,698,225
Starwood Property Trust, Inc.	72,486	1,574,396
Two Harbors Investment Corp.	69,843	1,025,994
		11,986,528
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	135,877	1,301,702
TFS Financial Corp.	13,067	192,216
		1,493,918

TOTAL FINANCIALS		855,298,910

HEALTH CARE - 15.2%
Biotechnology - 0.3%
Agios Pharmaceuticals, Inc. (a)(b)	970	61,168
Alexion Pharmaceuticals, Inc. (a)	10,390	1,164,407
Alnylam Pharmaceuticals, Inc. (a)	2,940	236,464
Amgen, Inc.	11,167	2,152,886
Biogen, Inc. (a)	3,130	952,365
bluebird bio, Inc. (a)	4,526	519,132
Gilead Sciences, Inc.	94,090	6,415,056
United Therapeutics Corp. (a)	12,236	1,356,483
		12,857,961
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	491,469	33,881,873
Baxter International, Inc.	125,449	7,841,817
Becton, Dickinson & Co.	68,285	15,739,693
Boston Scientific Corp. (a)	90,702	3,277,970
Danaher Corp.	175,820	17,476,508
Dentsply Sirona, Inc.	63,663	2,204,650
Hill-Rom Holdings, Inc.	6,563	551,817
Hologic, Inc. (a)	77,243	3,011,705
Integra LifeSciences Holdings Corp. (a)	4,588	245,779
Medtronic PLC	387,942	34,844,950
Steris PLC	23,847	2,606,716
Teleflex, Inc.	10,497	2,527,048
The Cooper Companies, Inc.	11,583	2,992,005
West Pharmaceutical Services, Inc.	16,013	1,696,097
Zimmer Biomet Holdings, Inc.	57,971	6,584,926
		135,483,554
Health Care Providers & Services - 3.0%
Acadia Healthcare Co., Inc. (a)(b)	24,627	1,022,021
Aetna, Inc.	57,975	11,502,240
Anthem, Inc.	74,399	20,502,132
Cardinal Health, Inc.	88,466	4,476,380
Centene Corp. (a)	6,706	873,926
Cigna Corp.	40,470	8,652,891
CVS Health Corp.	290,373	21,020,101
DaVita HealthCare Partners, Inc. (a)	18,516	1,246,867
Express Scripts Holding Co. (a)	146,811	14,236,263
HCA Holdings, Inc.	22,645	3,023,787
Henry Schein, Inc. (a)	37,223	3,089,509
Humana, Inc.	1,999	640,500
Laboratory Corp. of America Holdings (a)	27,325	4,387,029
McKesson Corp.	51,404	6,413,163
MEDNAX, Inc. (a)	26,309	1,086,299
Molina Healthcare, Inc. (a)	2,697	341,899
Premier, Inc. (a)(b)	10,049	452,205
Quest Diagnostics, Inc.	38,626	3,635,093
Universal Health Services, Inc. Class B	24,089	2,928,259
Wellcare Health Plans, Inc. (a)	869	239,835
		109,770,399
Health Care Technology - 0.1%
Cerner Corp. (a)	49,926	2,859,761
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	91,791	5,947,139
Bio-Rad Laboratories, Inc. Class A (a)	6,020	1,642,557
Bruker Corp.	17,096	535,618
Charles River Laboratories International, Inc. (a)	3,816	464,865
PerkinElmer, Inc.	31,323	2,708,813
QIAGEN NV (a)	63,105	2,290,712
Quintiles Transnational Holdings, Inc. (a)	46,368	5,700,018
Thermo Fisher Scientific, Inc.	108,103	25,258,266
Waters Corp. (a)	1,570	297,813
		44,845,801
Pharmaceuticals - 7.0%
Allergan PLC	96,536	15,253,653
Bristol-Myers Squibb Co.	218,139	11,024,745
Catalent, Inc. (a)	30,629	1,235,574
Eli Lilly & Co.	105,469	11,437,058
Jazz Pharmaceuticals PLC (a)	1,384	219,807
Johnson & Johnson	629,543	88,129,725
Merck & Co., Inc.	710,361	52,289,673
Mylan NV (a)	146,180	4,568,125
Perrigo Co. PLC	36,811	2,587,813
Pfizer, Inc.	1,659,077	71,439,856
		258,186,029

TOTAL HEALTH CARE		564,003,505

INDUSTRIALS - 7.5%
Aerospace & Defense - 1.5%
Arconic, Inc.	123,137	2,503,375
Curtiss-Wright Corp.	11,547	1,263,935
General Dynamics Corp.	40,596	7,006,058
Hexcel Corp.	20,089	1,175,608
Huntington Ingalls Industries, Inc.	1,793	391,735
L3 Technologies, Inc.	21,954	4,159,624
Lockheed Martin Corp.	6,144	1,805,414
Rockwell Collins, Inc.	40,381	5,169,576
Teledyne Technologies, Inc. (a)	10,060	2,226,077
Textron, Inc.	60,773	3,259,256
United Technologies Corp.	213,258	26,488,776
		55,449,434
Airlines - 0.6%
Alaska Air Group, Inc.	34,202	2,100,687
American Airlines Group, Inc.	119,531	4,193,147
Copa Holdings SA Class A	8,880	643,178
Delta Air Lines, Inc.	136,958	7,495,711
JetBlue Airways Corp. (a)	89,991	1,505,549
Southwest Airlines Co.	43,780	2,149,598
United Continental Holdings, Inc. (a)	70,812	6,055,134
		24,143,004
Building Products - 0.4%
Allegion PLC	4,456	382,013
Fortune Brands Home & Security, Inc.	24,261	1,087,621
Johnson Controls International PLC	261,287	8,353,345
Lennox International, Inc.	677	142,773
Masco Corp.	28,014	840,420
Owens Corning	31,197	1,474,682
Resideo Technologies, Inc. (a)	13,410	282,281
USG Corp. (a)	23,216	980,180
		13,543,315
Commercial Services & Supplies - 0.2%
Clean Harbors, Inc. (a)	14,646	996,514
KAR Auction Services, Inc.	2,269	129,197
Republic Services, Inc.	58,528	4,253,815
Stericycle, Inc. (a)	23,593	1,178,942
Waste Management, Inc.	18,686	1,671,836
		8,230,304
Construction & Engineering - 0.2%
AECOM (a)	45,467	1,324,908
Fluor Corp.	39,924	1,751,067
Jacobs Engineering Group, Inc.	35,877	2,694,004
Quanta Services, Inc. (a)	30,217	942,770
Valmont Industries, Inc.	6,289	781,786
		7,494,535
Electrical Equipment - 0.6%
Acuity Brands, Inc.	11,575	1,454,283
AMETEK, Inc.	52,529	3,523,645
Eaton Corp. PLC	124,426	8,917,611
Emerson Electric Co.	51,835	3,518,560
Fortive Corp.	7,154	531,185
GrafTech International Ltd. (b)	16,980	303,602
Hubbell, Inc. Class B	5,026	511,144
Regal Beloit Corp.	12,459	893,310
Sensata Technologies, Inc. PLC (a)	21,936	1,028,798
		20,682,138
Industrial Conglomerates - 1.4%
3M Co.	27,109	5,157,758
Carlisle Companies, Inc.	16,955	1,637,683
General Electric Co.	2,463,002	24,876,320
Honeywell International, Inc.	80,465	11,652,941
ITT, Inc.	24,931	1,259,016
Roper Technologies, Inc.	23,256	6,579,122
		51,162,840
Machinery - 1.2%
AGCO Corp.	18,963	1,062,687
Apergy Corp. (a)	22,100	861,679
Caterpillar, Inc.	13,403	1,626,052
Colfax Corp. (a)	25,426	712,691
Crane Co.	14,249	1,240,233
Cummins, Inc.	27,780	3,797,248
Donaldson Co., Inc.	2,544	130,456
Dover Corp.	43,172	3,576,368
Flowserve Corp.	37,270	1,710,693
Gardner Denver Holdings, Inc. (a)	20,419	552,538
Gates Industrial Corp. PLC (a)	12,063	181,548
IDEX Corp.	1,125	142,673
Ingersoll-Rand PLC	32,361	3,104,714
Middleby Corp. (a)(b)	6,392	717,822
Nordson Corp.	1,021	125,246
Oshkosh Corp.	20,950	1,176,133
PACCAR, Inc.	97,738	5,591,591
Parker Hannifin Corp.	30,821	4,673,388
Pentair PLC	45,820	1,839,673
Snap-On, Inc.	15,969	2,458,268
Stanley Black & Decker, Inc.	43,986	5,125,249
Terex Corp.	19,383	647,198
Timken Co.	19,548	773,123
Trinity Industries, Inc.	41,851	1,194,846
Wabtec Corp.	15,653	1,283,859
Xylem, Inc.	22,528	1,477,386
		45,783,362
Marine - 0.0%
Kirby Corp. (a)	16,772	1,206,578
Professional Services - 0.4%
Dun & Bradstreet Corp.	5,980	850,834
Equifax, Inc.	24,800	2,515,712
IHS Markit Ltd. (a)	110,438	5,801,308
Manpower, Inc.	18,683	1,425,326
Nielsen Holdings PLC	101,486	2,636,606
		13,229,786
Road & Rail - 0.9%
AMERCO	2,001	653,286
CSX Corp.	125,950	8,672,917
Genesee & Wyoming, Inc. Class A (a)	13,366	1,058,988
Kansas City Southern	29,125	2,969,585
Knight-Swift Transportation Holdings, Inc. Class A (b)	36,657	1,173,024
Norfolk Southern Corp.	80,266	13,471,043
Ryder System, Inc.	14,812	819,252
Schneider National, Inc. Class B	11,382	248,924
Union Pacific Corp.	17,767	2,597,891
		31,664,910
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	25,594	975,131
HD Supply Holdings, Inc. (a)	36,999	1,390,052
MSC Industrial Direct Co., Inc. Class A	7,016	568,717
Univar, Inc. (a)	28,068	691,034
Watsco, Inc.	1,682	249,239
WESCO International, Inc. (a)	13,391	671,960
		4,546,133
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	22,617	835,698

TOTAL INDUSTRIALS		277,972,037

INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 2.0%
Arris International PLC (a)	49,677	1,235,467
Cisco Systems, Inc.	1,346,754	61,613,996
CommScope Holding Co., Inc. (a)	54,037	1,300,130
EchoStar Holding Corp. Class A (a)	13,614	552,048
Juniper Networks, Inc.	98,327	2,878,031
Motorola Solutions, Inc.	40,927	5,016,013
		72,595,685
Electronic Equipment & Components - 0.7%
ADT, Inc. (b)	29,376	227,370
Arrow Electronics, Inc. (a)	24,775	1,677,515
Avnet, Inc.	33,347	1,336,214
Coherent, Inc. (a)	1,992	245,295
Corning, Inc.	231,845	7,407,448
Dell Technologies, Inc. (a)	52,761	4,769,067
Dolby Laboratories, Inc. Class A	17,213	1,184,427
FLIR Systems, Inc.	34,832	1,613,070
Jabil, Inc.	47,657	1,178,558
Keysight Technologies, Inc. (a)	53,292	3,041,907
Littelfuse, Inc.	1,134	205,435
National Instruments Corp.	5,967	292,204
Trimble, Inc. (a)	71,007	2,654,242
		25,832,752
IT Services - 1.1%
Akamai Technologies, Inc. (a)	2,778	200,711
Amdocs Ltd.	40,674	2,573,444
Booz Allen Hamilton Holding Corp. Class A	2,096	103,836
Cognizant Technology Solutions Corp. Class A	16,287	1,124,292
Conduent, Inc. (a)	54,230	1,035,793
CoreLogic, Inc. (a)	8,699	353,353
DXC Technology Co.	81,254	5,917,729
Euronet Worldwide, Inc. (a)	6,959	773,702
Fidelity National Information Services, Inc.	85,684	8,919,704
Genpact Ltd.	27,090	742,537
IBM Corp.	73,543	8,489,068
Leidos Holdings, Inc.	40,715	2,637,518
Sabre Corp.	13,165	324,517
Teradata Corp. (a)	9,896	360,214
The Western Union Co.	95,020	1,714,161
Worldpay, Inc. (a)	78,452	7,205,032
		42,475,611
Semiconductors & Semiconductor Equipment - 3.4%
Analog Devices, Inc.	87,598	7,332,829
Broadcom, Inc.	49,257	11,008,447
Cypress Semiconductor Corp.	31,026	401,476
First Solar, Inc. (a)	23,319	974,734
Intel Corp.	1,320,189	61,890,460
Marvell Technology Group Ltd.	113,360	1,860,238
Micron Technology, Inc. (a)	71,545	2,698,677
NXP Semiconductors NV	92,765	6,956,447
Qorvo, Inc. (a)	35,952	2,642,832
Qualcomm, Inc.	424,233	26,680,013
Skyworks Solutions, Inc.	15,114	1,311,291
Teradyne, Inc.	45,724	1,575,192
		125,332,636
Software - 1.7%
Aspen Technology, Inc. (a)	1,092	92,700
Autodesk, Inc. (a)	10,005	1,293,146
CA Technologies, Inc.	89,330	3,962,679
FireEye, Inc. (a)(b)	17,586	325,165
LogMeIn, Inc.	4,978	428,705
Microsoft Corp.	114,437	12,223,016
Nuance Communications, Inc. (a)	83,716	1,455,821
Oracle Corp.	724,415	35,380,429
SS&C Technologies Holdings, Inc.	4,080	208,733
Symantec Corp.	176,206	3,198,139
Synopsys, Inc. (a)	37,839	3,387,726
		61,956,259
Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co.	442,076	6,741,659
HP, Inc.	466,453	11,260,175
NCR Corp. (a)	6,009	161,342
Western Digital Corp.	85,307	3,674,172
Xerox Corp.	63,489	1,769,438
		23,606,786

TOTAL INFORMATION TECHNOLOGY		351,799,729

MATERIALS - 3.7%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	62,518	9,649,653
Albemarle Corp. U.S. (b)	31,355	3,111,043
Ashland Global Holdings, Inc.	17,737	1,312,183
Axalta Coating Systems Ltd. (a)	36,859	909,680
Cabot Corp.	17,275	840,947
Celanese Corp. Class A	14,142	1,370,925
CF Industries Holdings, Inc.	66,370	3,187,751
DowDuPont, Inc.	663,315	35,765,945
Eastman Chemical Co.	40,564	3,178,189
Ecolab, Inc.	39,760	6,089,244
FMC Corp.	22,633	1,767,185
Huntsman Corp.	62,094	1,358,617
International Flavors & Fragrances, Inc.	14,798	2,140,679
LyondellBasell Industries NV Class A	47,725	4,260,411
NewMarket Corp.	134	51,719
Olin Corp.	47,491	959,318
Platform Specialty Products Corp. (a)	31,644	342,388
PPG Industries, Inc.	65,624	6,896,426
RPM International, Inc.	29,790	1,822,254
The Mosaic Co.	99,924	3,091,649
The Scotts Miracle-Gro Co. Class A	5,779	385,690
Valvoline, Inc.	55,728	1,110,102
W.R. Grace & Co.	4,908	317,989
Westlake Chemical Corp.	679	48,413
		89,968,400
Construction Materials - 0.1%
Eagle Materials, Inc.	1,478	109,136
Martin Marietta Materials, Inc.	1,498	256,577
nVent Electric PLC	45,787	1,118,119
Vulcan Materials Co.	2,268	229,386
		1,713,218
Containers & Packaging - 0.6%
Aptargroup, Inc.	17,696	1,804,284
Ardagh Group SA	4,868	64,160
Ball Corp.	97,843	4,383,366
Bemis Co., Inc.	25,766	1,179,310
Berry Global Group, Inc. (a)	18,683	814,952
Graphic Packaging Holding Co.	73,061	804,402
International Paper Co.	104,533	4,741,617
Owens-Illinois, Inc. (a)	45,883	718,987
Sealed Air Corp.	20,578	665,904
Silgan Holdings, Inc.	14,509	348,651
Sonoco Products Co.	27,986	1,527,476
WestRock Co.	72,310	3,107,161
		20,160,270
Metals & Mining - 0.6%
Alcoa Corp. (a)	53,166	1,860,278
Freeport-McMoRan, Inc.	411,941	4,799,113
Newmont Mining Corp.	151,731	4,691,523
Nucor Corp.	90,044	5,323,401
Reliance Steel & Aluminum Co.	19,973	1,576,269
Royal Gold, Inc.	10,902	835,420
Steel Dynamics, Inc.	54,541	2,159,824
United States Steel Corp.	50,164	1,330,851
		22,576,679
Paper & Forest Products - 0.0%
Domtar Corp.	17,817	825,105

TOTAL MATERIALS		135,243,672

REAL ESTATE - 4.7%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Alexandria Real Estate Equities, Inc.	26,681	3,261,219
American Campus Communities, Inc.	38,764	1,531,566
American Homes 4 Rent Class A	73,531	1,549,298
Apartment Investment & Management Co. Class A	44,437	1,912,568
Apple Hospitality (REIT), Inc.	61,655	996,961
AvalonBay Communities, Inc.	39,463	6,921,021
Boston Properties, Inc.	43,961	5,308,730
Brandywine Realty Trust (SBI)	50,076	704,069
Brixmor Property Group, Inc.	85,846	1,390,705
Brookfield Property REIT, Inc. Class A	44,458	857,595
Camden Property Trust (SBI)	25,816	2,330,410
Colony Capital, Inc.	130,884	768,289
Columbia Property Trust, Inc.	33,699	756,543
Corporate Office Properties Trust (SBI)	29,087	751,608
Crown Castle International Corp.	29,004	3,153,895
CubeSmart	51,760	1,500,005
CyrusOne, Inc.	27,895	1,484,851
DDR Corp.	43,488	540,556
Digital Realty Trust, Inc.	58,509	6,041,639
Douglas Emmett, Inc.	45,689	1,653,485
Duke Realty Corp.	101,505	2,798,493
Empire State Realty Trust, Inc.	38,417	609,294
EPR Properties	21,050	1,446,977
Equity Commonwealth	31,411	935,420
Equity Residential (SBI)	101,454	6,590,452
Essex Property Trust, Inc.	18,706	4,691,091
Extra Space Storage, Inc.	4,622	416,257
Federal Realty Investment Trust (SBI)	20,729	2,571,432
Forest City Realty Trust, Inc. Class A	60,588	1,524,394
Gaming & Leisure Properties	36,549	1,231,336
HCP, Inc.	133,832	3,687,072
Healthcare Trust of America, Inc.	58,049	1,524,367
Highwoods Properties, Inc. (SBI)	28,943	1,234,130
Hospitality Properties Trust (SBI)	46,336	1,187,128
Host Hotels & Resorts, Inc.	208,401	3,982,543
Hudson Pacific Properties, Inc.	38,507	1,166,762
Invitation Homes, Inc.	84,965	1,859,034
Iron Mountain, Inc.	91,213	2,792,030
JBG SMITH Properties	29,156	1,092,767
Kilroy Realty Corp.	27,582	1,899,848
Kimco Realty Corp.	115,688	1,861,420
Lamar Advertising Co. Class A	2,213	162,257
Liberty Property Trust (SBI)	42,055	1,760,843
Life Storage, Inc.	12,296	1,157,791
Medical Properties Trust, Inc.	103,477	1,537,668
Mid-America Apartment Communities, Inc.	32,260	3,152,125
National Retail Properties, Inc.	48,052	2,246,431
Omega Healthcare Investors, Inc.	51,027	1,701,750
Outfront Media, Inc.	39,673	703,006
Paramount Group, Inc.	59,023	843,439
Park Hotels & Resorts, Inc.	57,141	1,661,089
Prologis, Inc.	176,942	11,407,451
Rayonier, Inc.	36,713	1,108,733
Realty Income Corp.	80,922	4,877,169
Regency Centers Corp.	43,207	2,737,596
Retail Properties America, Inc.	62,446	766,212
Senior Housing Properties Trust (SBI)	67,028	1,077,140
Simon Property Group, Inc.	7,184	1,318,408
SL Green Realty Corp.	24,296	2,217,253
Spirit Realty Capital, Inc.	121,775	952,281
Store Capital Corp.	50,784	1,474,260
Sun Communities, Inc.	23,272	2,338,138
The Macerich Co.	38,692	1,997,281
UDR, Inc.	75,520	2,959,629
Uniti Group, Inc.	46,931	898,259
Ventas, Inc.	101,313	5,880,207
VEREIT, Inc.	275,925	2,022,530
Vornado Realty Trust	49,051	3,339,392
Weingarten Realty Investors (SBI)	34,040	957,205
Welltower, Inc.	105,955	7,000,447
Weyerhaeuser Co.	215,550	5,740,097
WP Carey, Inc.	30,148	1,990,069
		166,503,416
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	46,939	1,891,172
Howard Hughes Corp. (a)	6,583	734,136
Jones Lang LaSalle, Inc.	12,903	1,706,551
Realogy Holdings Corp. (b)	36,113	688,675
Retail Value, Inc. (a)	4,253	119,127
VICI Properties, Inc.	110,311	2,381,614
		7,521,275

TOTAL REAL ESTATE		174,024,691

UTILITIES - 6.0%
Electric Utilities - 3.6%
Alliant Energy Corp.	65,980	2,835,820
American Electric Power Co., Inc.	140,105	10,278,103
Duke Energy Corp.	208,865	17,258,515
Edison International	90,458	6,276,881
Entergy Corp.	51,476	4,321,410
Evergy, Inc.	77,118	4,317,837
Eversource Energy	90,137	5,702,067
Exelon Corp.	274,660	12,032,855
FirstEnergy Corp.	143,254	5,340,509
Hawaiian Electric Industries, Inc.	30,920	1,153,316
NextEra Energy, Inc.	135,947	23,450,858
OGE Energy Corp.	56,790	2,052,959
PG&E Corp.	147,170	6,889,028
Pinnacle West Capital Corp.	31,801	2,615,632
PPL Corp.	199,407	6,061,973
Southern Co.	288,377	12,985,616
Vistra Energy Corp. (a)	116,617	2,639,043
Xcel Energy, Inc.	143,770	7,046,168
		133,258,590
Gas Utilities - 0.2%
Atmos Energy Corp.	30,959	2,881,664
National Fuel Gas Co.	23,112	1,254,750
UGI Corp.	49,126	2,606,626
		6,743,040
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	89,516	3,239,584
The AES Corp.	188,139	2,743,067
		5,982,651
Multi-Utilities - 1.8%
Ameren Corp.	68,135	4,400,158
Avangrid, Inc.	16,015	752,865
CenterPoint Energy, Inc.	140,752	3,801,712
CMS Energy Corp.	80,159	3,969,474
Consolidated Edison, Inc.	88,078	6,693,928
Dominion Resources, Inc.	185,533	13,250,767
DTE Energy Co.	51,490	5,787,476
MDU Resources Group, Inc.	55,280	1,379,789
NiSource, Inc.	103,212	2,617,456
Public Service Enterprise Group, Inc.	143,612	7,673,189
SCANA Corp.	40,557	1,624,308
Sempra Energy	79,517	8,756,412
Vectren Corp.	23,675	1,693,473
WEC Energy Group, Inc.	88,602	6,060,377
		68,461,384
Water Utilities - 0.2%
American Water Works Co., Inc.	50,730	4,491,127
Aqua America, Inc.	50,785	1,652,036
		6,143,163

TOTAL UTILITIES		220,588,828

TOTAL COMMON STOCKS
(Cost $3,245,259,891)		3,693,940,983

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 2.23% (c)	7,579,047	7,580,563
Fidelity Securities Lending Cash Central Fund 2.23% (c)(d)	26,548,780	26,551,435
TOTAL MONEY MARKET FUNDS
(Cost $34,131,622)		34,131,998
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $3,279,391,513)		3,728,072,981
NET OTHER ASSETS (LIABILITIES) - (0.7)%(e)		(25,371,472)
NET ASSETS - 100%		$3,702,701,509

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	67	Dec. 2018	$9,082,185	$(112,870)	$(112,870)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $576,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$118,775
Fidelity Securities Lending Cash Central Fund	70,646
Total	$189,421

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$262,129,314	$262,129,314	$--	$--
Consumer Discretionary	196,185,814	196,185,814	--	--
Consumer Staples	287,034,894	287,034,894	--	--
Energy	369,659,589	369,659,589	--	--
Financials	855,298,910	855,298,910	--	--
Health Care	564,003,505	564,003,505	--	--
Industrials	277,972,037	277,972,037	--	--
Information Technology	351,799,729	351,799,729	--	--
Materials	135,243,672	135,243,672	--	--
Real Estate	174,024,691	174,024,691	--	--
Utilities	220,588,828	220,588,828	--	--
Money Market Funds	34,131,998	34,131,998	--	--
Total Investments in Securities:	$3,728,072,981	$3,728,072,981	$--	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(112,870)	$(112,870)	$--	$--
Total Liabilities	$(112,870)	$(112,870)	$--	$--
Total Derivative Instruments:	$(112,870)	$(112,870)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI Tax-Free Bond Fund

October 31, 2018

STF-QTLY-1218
1.9887623.100

Schedule of Investments October 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 37.3%
	Principal Amount	Value
Arizona - 3.2%
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	2,300,000	2,562,729
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2017 A, 5% 1/1/38	3,000,000	3,385,170

TOTAL ARIZONA		5,947,899

Colorado - 0.4%
Colorado Health Facilities Auth. Rev. Bonds Series 2016 C, 5%, tender 11/15/23 (a)	715,000	794,079
Connecticut - 0.1%
Connecticut Gen. Oblig.:
Series 2016 B, 5% 5/15/27	$15,000	$16,563
Series 2017 A, 5% 4/15/33	245,000	264,610

TOTAL CONNECTICUT		281,173

District Of Columbia - 0.3%
District of Columbia Gen. Oblig. Series 2017 D, 5% 6/1/42	500,000	554,380
Florida - 2.4%
Hillsborough County Aviation Auth. Rev. Series 2018 F, 5% 10/1/43 (b)	2,000,000	2,212,060
Pasco County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/35 (Build America Mutual Assurance Insured) (b)	2,000,000	2,238,540

TOTAL FLORIDA		4,450,600

Hawaii - 1.2%
Honolulu City & County Gen. Oblig. Series 2018 A, 5% 9/1/41	2,000,000	2,235,260
Illinois - 3.3%
Chicago Board of Ed. Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	54,229
Chicago Midway Arpt. Rev. Series 2016 B, 5% 1/1/46	1,155,000	1,221,101
Illinois Fin. Auth. Rev.:
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	150,000	141,009
5% 5/15/43	50,000	53,629
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	1,000,000	1,095,730
Bonds (Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	100,000	98,161
Series 2018 A:
4.25% 1/1/44 (b)	55,000	53,100
5% 1/1/38 (b)	215,000	227,107
5% 1/1/44 (b)	320,000	335,546
Illinois Gen. Oblig.:
Series 2016, 5% 2/1/27	1,100,000	1,141,305
Series 2018 A, 5% 10/1/24	500,000	520,205
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2018, 5% 2/1/26 (b)	1,000,000	1,125,410
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/29	100,000	113,053

TOTAL ILLINOIS		6,179,585

Iowa - 0.6%
Iowa Fin. Auth. Rev. Series 2018 B, 5% 2/15/48 (b)	1,000,000	1,070,240
Kentucky - 0.1%
Kentucky State Property & Buildings Commission Rev. (Proj. No. 112) Series 2016 B, 5% 11/1/27	95,000	106,200
Louisville & Jefferson County Series 2016 A, 5% 10/1/31	95,000	103,948

TOTAL KENTUCKY		210,148

Maine - 0.3%
Maine Tpk. Auth. Tpk. Rev. Series 2018, 5% 7/1/47	500,000	554,530
Massachusetts - 1.2%
Massachusetts Dev. Fin. Agcy. Rev. Bonds (Partners Healthcare Sys., Inc. Proj.) Series 2017 S-4, 5%, tender 1/25/24 (a)	2,000,000	2,227,040
Michigan - 1.2%
Michigan Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	100,000	112,871
(Trinity Health Proj.) Series 2017, 5% 12/1/37	1,000,000	1,094,610
Wayne County Arpt. Auth. Rev. Series 2018 A, 5% 12/1/33 (b)	1,000,000	1,121,620

TOTAL MICHIGAN		2,329,101

Minnesota - 0.3%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/43 (b)	500,000	528,890
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A, 5% 10/1/45	5,000	5,334

TOTAL MINNESOTA		534,224

Missouri - 0.6%
Missouri Health & Edl. Facilities Rev. Series 2018 A, 5% 6/1/31 (b)	1,000,000	1,131,730
Nevada - 0.1%
Clark County School District Series 2017 A, 5% 6/15/24	250,000	277,310
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/34	65,000	71,456
New Jersey - 0.9%
New Jersey Econ. Dev. Auth. Rev. Series 2016 BBB, 5.5% 6/15/30	230,000	253,538
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2016, 5% 7/1/41	50,000	51,964
New Jersey Trans. Trust Fund Auth. Series 2018 A, 5% 12/15/34	1,350,000	1,429,097

TOTAL NEW JERSEY		1,734,599

New Mexico - 0.6%
Albuquerque Brnl Co. Wtr. Utl Series 2018, 5% 7/1/28	1,000,000	1,147,790
New York - 7.0%
Dorm. Auth. New York Univ. Rev. Series 2017 A, 5% 7/1/46	1,265,000	1,392,778
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2018, 5% 9/1/36	250,000	278,970
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	300,000	315,513
New York City Gen. Oblig. Series 2004 A6, 5% 8/1/31	1,195,000	1,363,889
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2017 EE, 5% 6/15/36	2,000,000	2,234,100
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2018 S2, 5% 7/15/35	1,075,000	1,197,582
New York City Transitional Fin. Auth. Rev.:
Series 2018 A2, 5% 8/1/39	1,800,000	1,991,826
Series 2019 B1, 5% 8/1/34	400,000	453,412
New York Metropolitan Trans. Auth. Rev.:
Series 2017 C1, 5% 11/15/34	1,465,000	1,630,545
Series 2018 C, 5% 9/1/21	1,000,000	1,069,070
New York State Dorm. Auth. Series 2017 A, 5% 2/15/31	1,000,000	1,135,510

TOTAL NEW YORK		13,063,195

Ohio - 2.4%
American Muni. Pwr., Inc. Rev. (Greenup Hydroelectric Proj.) Series 2016, 5% 2/15/46	75,000	80,234
Cleveland Arpt. Sys. Rev. 5% 1/1/24 (FSA Insured)	1,200,000	1,333,380
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 4%, tender 11/1/18 (a)(b)	200,000	220,502
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Series 2017, 5% 11/15/29	2,525,000	2,941,095

TOTAL OHIO		4,575,211

South Carolina - 0.9%
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (a)	500,000	523,100
South Carolina Pub. Svc. Auth. Rev. Series 2014 C:
5% 12/1/26	100,000	109,294
5% 12/1/39	1,000,000	1,044,690
5% 12/1/46	75,000	77,984

TOTAL SOUTH CAROLINA		1,755,068

Tennessee - 0.1%
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	100,000	103,708
Texas - 7.4%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/33	2,000,000	2,244,260
Central Reg'l. Mobility Auth. Series 2018, 5% 1/1/25 (b)	1,000,000	1,121,910
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/39	500,000	554,100
Houston Gen. Oblig. Series 2017 A, 5% 3/1/31	1,250,000	1,412,363
Houston Independent School District Bonds Series 2013 B, 2.4%, tender 6/1/21 (a)	500,000	498,505
Houston Util. Sys. Rev.:
Series 2017 B, 5% 11/15/35	1,000,000	1,120,260
Series 2018 D, 5% 11/15/43	100,000	111,080
North Texas Tollway Auth. Rev. Series 2018, 5% 1/1/35 (b)	500,000	553,235
San Antonio Gen. Oblig. Series 2018, 5% 8/1/38	3,000,000	3,379,320
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2018 A, 5% 7/1/22	800,000	868,408
Texas Wtr. Dev. Board Rev. Series 2018 A, 5% 10/15/43	1,000,000	1,114,710
Univ. of North Texas Univ. Rev. Series 2018 A, 5% 4/15/44	750,000	827,790

TOTAL TEXAS		13,805,941

Utah - 0.6%
Salt Lake City Arpt. Rev. Series 2018 B, 5% 7/1/48	1,000,000	1,098,800
Washington - 0.6%
Washington Gen. Oblig. Series 2018 C, 5% 2/1/41	1,000,000	1,113,400
Washington Health Care Facilities Auth. Rev. (Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/31	45,000	50,027

TOTAL WASHINGTON		1,163,427

Wisconsin - 1.5%
Wisconsin Health & Edl. Facilities Series 2018, 5% 4/1/34 (b)	2,000,000	2,243,720
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/29 (b)	500,000	567,515

TOTAL WISCONSIN		2,811,235

TOTAL MUNICIPAL BONDS
(Cost $70,258,384)		70,107,729

Municipal Notes - 0.5%
Texas - 0.5%
Texas Gen. Oblig. TRAN Series 2018, 4% 8/29/19
(Cost $1,016,299)	1,000,000	1,015,820
	Shares	Value

Money Market Funds - 54.8%
Fidelity Tax-Free Cash Central Fund, 1.62% (c)(d)
(Cost $102,854,999)	102,844,716	102,854,995
TOTAL INVESTMENT IN SECURITIES - 92.6%
(Cost $174,129,682)		173,978,544
NET OTHER ASSETS (LIABILITIES) - 7.4%		13,842,553
NET ASSETS - 100%		$187,821,097

Security Type Abbreviations

TRAN – TAX AND REVENUE ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$63,860
Total	$63,860

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$71,123,549	$--	$71,123,549	$--
Money Market Funds	102,854,995	102,854,995	--	--
Total Investments in Securities:	$173,978,544	$102,854,995	$71,123,549	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	December 27, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	December 27, 2018